GS Mortgage-Backed Securities Trust 2023-RPL2 ABS-15G

Exhibit 99.1 - Schedule 5

Unique ID	LOANID	LOANID2	SLOANID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
843200224	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[2] Occupancy - Non Owner Occupied

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX for XXX phone number. Authorized third party called XX/XX/XXXX and requested payoff on account and requested assistance on account. Servicer approved X month forbearance through XX/XXXX. On XX/XX/XXXX authorized third party called regarding payment options. Authorized third party called XX/XX/XXXX and stated property is listed for sale. Authorized third party called XX/XX/XXXX to get payoff on account. Authorized third party called XX/XX/XXXX and stated will make payment by XX/XX/XXXX. Authorized third party called XX/XX/XXXX and requested deferral. Authorized third party called XX/XX/XXXX for payment options. Authorized third party called XX/XX/XXXX to get reinstatement amount and called back on XX/XX/XXXX and stated wire has been sent. Authorized third party called to make payment on account. Authorized third party called XX/XX/XXXX to schedule payments; stated that buyer of property is helping with payments and is occupying property. Authorized third party called XX/XX/XXXX and XX/XX/XXXX to set up payments. Authorized third party called XX/XX/XXXX regarding payment increase. Authorized third party called XX/XX/XXXX regarding partial payments. There was no further contact with borrower. Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/02/2023
843201167	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the third party/successor called and stated will get documents for the successor and death certificate in. On XX/XX/XXXX the third party called and made a payment. Also discussed possible assumption. On XX/XX/XXXX - XX/XX/XXXX contact made with the third party to advise the prior payment was rejected. The third party scheduled a payment using another account. On XX/XX/XXXX the third party called and made another payment. On XX/XX/XXXX The third party called to discuss the denial for the modification. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the third party called and made a payment. No further contact noted. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/13/2023
843201158	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, authorized third party requested status of the loan and advised of letters stating that they were in foreclosure. Discussed reinstatement with third party. On XX/XX/XXXX, authorized third party stated that they will be sending in  a reinstatement payment of $X.XX. On XX/XX/XXXX, authorized third party stated that they overnighted the money to bring the account current and third party stated that the account is currently being worked on. Authorized third party also made a payment in the amount of $X.XX. Loan was reinstated on XX/XX/XXXX. On XX/XX/XXXX, authorized third party made a payment in the amount of $X.XX. On XX/XX/XXXX, authorized third party wanted to have name added to hazard policy. Death certificate was received on XX/XX/XXXX. There was no further contact with borrower. Loan is performing and next due for XX/XX/XXXX.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/08/2023
843201720	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX a welcome call was completed and the authorized third party stated that the borrower is deceased. On XX/XX/XXXX an authorized third party (spouse of the deceased borrower) called to make the XX/XX/XXXX payment. On XX/XX/XXXX The successor in interest called to advise that they have the final court documents and requested a fax number to send them in. On XX/XX/XXXX an authorized third party called in wanting to know if a fax they sent on XX/XX was received. The third party requested that an assumption package be sent out. There has been no further contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. The loan is currently performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/25/2023
843201051	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower stated that the insurance has been paid. The agent advised that a renewal has not been received. The borrower stated that it was sent to the prior servicer. The agent instructed the borrower to send the renewal via email. On XX/XX/XXXX an authorized third party insurance agent called regarding non-payment of the insurance. The call was transferred to the correct department. On XX/XX/XXXX the borrower called to request assistance with the insurance documents. The insurance department was closed. On XX/XX/XXXX the borrower called to request assistance with making a payment on the website. There has been no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/30/2023
843201960	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: The collection comments were very limited during the review period. Notes on XX/XX/XXXX referenced the borrower is deceased. Contact only established with a unauthorized third party on XX/XX/XXXX about a payoff. Multiple contact attempts made during the review period. Loan is performing with no signs of delinquency during the review period.	05/31/2023	07/02/2023
843202270	XXXX	XXXX	XXXX	2	[2] Occupancy - Tenant Occupied [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower stated that they requested escrow removal back in XXX and submitted documents for the request. Borrower made payment for XXX in the amount of $X.XX. On XX/XX/XXXX. the borrower stated that they paid $X.XX to bring account current and that they loan was reported XX days delinquent. Borrower stated that money is being stolen from them because of predatory lending because of being an XXX veteran. On XX/XX/XXXX, the borrower was advised of escrow removal request being denied. Advised the borrower that the loan would need to have XX consecutive payments being made and loan to value being less than XX%. Borrower claimed of predatory lending but advised the borrower of guidelines. On XX/XX/XXXX, the borrower inquired on escrow removal. On XX/XX/XXXX, the borrower was advised of escrow waiver denial due to guidelines. On XX/XX/XXXX, authorized third party inquired on why the escrow removal request was denied and advised third party of guidelines. On XX/XX/XXXX, the borrower discussed escrow balance and advised the borrower that they can request further details on escrow. On XX/XX/XXXX, the borrower made a payment on $X.XX and inquired on proof of escrow agreement. On XX/XX/XXXX, authorized third party discussed escrow shortage payment. On XX/XX/XXXX, the borrower discussed escrow account and requested the shortage. Borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower discussed escrow shortage and wanted a break down on where funds wend. Borrower advised of payment made to cover escrow shortage and was advised of being past due on the account. On XX/XX/XXXX, the borrower requested an itemized bill document from the tax office and made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower requested a payoff to be sent to them. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, authorized third party made a payment. On XX/XX/XXXX, authorized third party inquired on what needed to be done to put other party into trust form. On XX/XX/XXXX, the borrower discussed payment and stated that the letters they received are harassment to them. Borrower wanted to see if there was a way to stop the letters. Advised borrower that they are sent automatically. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: Comment on XX/XX/XXXX reflects XXX ordered for XXX. No evidence of damage noted.	05/31/2023	05/15/2023
843202174	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower inquired about their loss draft claim. On XX/XX/XXXX, the borrower inquired about their loss draft claim. On XX/XX/XXXX, the borrower inquired about their loss draft claim. On XX/XX/XXXX, the borrower inquired about their loss draft claim. On XX/XX/XXXX, the borrower inquired about their loss draft claim. On XX/XX/XXXX, the borrower inquired about their loss draft claim. On XX/XX/XXXX, the borrower made a promise to pay. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	05/18/2023
843200739	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower inquired about reinstating their loan. On XX/XX/XXXX, the borrower requested the Servicer’s wiring details. On XX/XX/XXXX, the borrower stated their reinstatement funds have been wired to the Servicer. On XX/XX/XXXX, the borrower inquired about their reinstatement funds. On XX/XX/XXXX, the borrower inquired about their reinstatement funds. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a question about fees on their account. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	03/14/2023
843200622	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower called to report a new claim for XXX damage that occurred on XX/XX/XXXX. The agent advised that the claim reflects XXX damage. The borrower stated that XXX was included in error and requested that it be removed. The agent informed the borrower to send in the claim check. On XX/XX/XXXX the borrower called to verify the payment mailing address and made a promise to send in the payment. On XX/XX/XXXX the borrower stated that they mailed a payment on XX/XX/XXXX. On XX/XX/XXXX the co-borrower called to make a payment. On XX/XX/XXXX the borrower called to check on the status of the claim check. The agent advised that they need to fax over the a bill or invoice from the contractor. On XX/XX/XXXX the co-borrower called to make a payment. On XX/XX/XXXX the borrower made a promise to pay by the XX.. On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX an authorized third party contractor stated that they sent in the claim check and it needs to be endorsed so they could be paid for the repairs made to the property. On XX/XX/XXXX and XX/XX/XXXX an authorized third party called to confirm that the claim check was received. On XX/XX/XXXX an outbound call was made to inform the borrower that the claim funds were received in the amount of $X.XX and the insurance estimate is needed. On XX/XX/XXXX the co-borrower inquired about the payment increase. The agent advised that it was due to an increase in insurance. A payment was scheduled by phone.   On XX/XX/XXXX an outbound call was made to collect a payment. The borrower stated that they will call in a payment and did not want to setup automated payments due to them being unemployed. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The comments indicate that a claim was filed for XXX damage that occurred on XX/XX/XXXX. A claim check was received in the amount of $X.XX and was places in restricted escrows. As of XX/XX/XXXX there have been unsuccessful attempts to contact the borrower for follow-up on the missing items needed to release the claim funds. There is no evidence that the repairs were completed and the funds have not yet been released.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	05/09/2023
843201154	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called for the insurance information. On XX/XX/XXXX the borrower called to discuss the insurance and forbearance options. On XX/XX/XXXX-XX/XX/XXXX discussed non-monitored claim. On XX/XX/XXXX claim funds of $X.XX received. On XX/XX/XXXX the claim funds were mailed to the borrower and claim closed on XX/XX/XXXX.  No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	03/14/2023
843201452	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower discussed escrow and advised that they would add an amount to the next payment to prevent shortage in escrow. Borrower stated that the other borrower passed away on XX/XX/XXXX and will be sending in the death certificate. Death certificate was received on XX/XX/XXXX. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, the borrower made payments in the amount of $X.XX. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower discussed letter received regarding taxes. Provided information to the borrower. On XX/XX/XXXX, the borrower was advised that taxes were paid and the borrower made a payment in the amount of $X.XX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/28/2023
843201084	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower called in to advise that the final modification documents were mailed in with a money order for payment. On XX/XX/XXXX, the borrower was advised that the modification was completed, and the next payment is due on XX/XX/XXXX. On XX/XX/XXXX, the borrower advised that the payment was scheduled for XX/XX/XXXX.  On XX/XX/XXXX, the borrower advised that the payment would be made by XX/XX/XXXX. On XX/XX/XXXX, the borrower stated again that the payment would be made by XX/XX/XXXX. On XX/XX/XXXX, the borrower stated that there were unexpected property repairs that were done which is why she fell behind. Ob XX/XX/XXXX, the borrower advised that the payment would be made online. There was no further contact with the borrower. The loan has been performing throughout the review period.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	05/30/2023
843200515	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX and stated he is working with XXX and has been approved for funds. Borrower called XX/XX/XXXX and servicer advised would need letter from attorney to discuss account. Borrower called XX/XX/XXXX for XXX status. Servicer advised do not have funding approval. Borrower called XX/XX/XXXX and stated hardship has ended and discussed assistance options. Contact from XX/XX/XXXX to XX/XX/XXXX was regarding documents for modification and trial plan. Loan was modified XX/XX/XXXX. Borrower called XX/XX/XXXX and XX/XX/XXXX regarding fees on account. Servicer mailed copy of corporate fee transactions. On XX/XX/XXXX borrower called regarding biweekly payments and requested copy of modification. Borrower called XX/XX/XXXX regarding copy of payment history. Borrower called XX/XX/XXXX regarding billing statement and wanted to confirm additional payment was applied to principal. On XX/XX/XXXX servicer went over account and confirmed principal payment and fee removal. Borrower called XX/XX/XXXX regarding automatic payments and requested copy of amortization schedule. Borrower called XX/XX/XXXX regarding principal balance and principal only payments. Borrower called XX/XX/XXXX regarding billing statement. Servicer advised of payments made after statement was printed. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	03/30/2023
843202361	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower had questions regarding a claim check and settlement. The borrower stated that the claim was years ago and the estimated cost to repair was $X.XX. A claim check was received in the amount of $X.XX on XX/XX/XXXX and was endorsed/released. The borrower was not sure about the deductible. The loss was for XXX damage and the loss amount was estimated at $X.XX. The claim was closed on XX/XX/XXXX. On XX/XX/XXXX the borrower stated that they received a letter regarding an insurance claim but they do not have another claim. The agent advised that it was a duplicate and to disregard the letter. There has been no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	05/11/2023
843202381	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on lender placed insurance and confirmed that there has been lender placed insurance on the loan since XX/XXXX. Borrower inquired on what the insurance covered and advised of only exterior and no personal belongings. Borrower stated that they had a XXX and needed put in a claim. Borrower was transferred to claims department. On XX/XX/XXXX, the borrower discussed claim and advised that they have not received an estimate or claims check. Advised borrower of website to track claim and guidelines. On XX/XX/XXXX, the borrower wanted to see about someone coming to get an estimate of XXX. Advised the borrower that they would need to reach out to their insurance company. Claim check in the amount of $X.XX was received on XX/XX/XXXX. Claim was closed on XX/XX/XXXX and claim funds were endorsed and released. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  XXX was noted on XX/XX/XXXX. Claim was filed and check in the amount of $X,XX was received on XX/XX/XXXX. Claim check was endorsed and released XX/XX/XXXX. Claim was closed. No evidence of damage being resolved.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	03/14/2023
843200765	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower is deceased. Authorized third party called XX/XX/XXXX regarding modification agreement. Authorized third party called to make payment on account. Authorized third party called XX/XX/XXXX regarding escrow surplus check. Servicer went over escrow account. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	03/04/2023
843201669	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Comments were limited. On XX/XX/XXXX the borrower called stating they made the payment that day and will continue to make their payment on the XX of each month. The borrower called on XX/XX/XXXX to discuss the fees and corporate advances on their account. No further evidence of borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	05/15/2023
843201264	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower due to the loan being in foreclosure sale status from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, authorized third party called in for loan status and asked for assistance. Contact on XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX were regarding reinstatement quotes. On XX/XX/XXXX, the borrower was advised to contact an attorney because they have been paying a company $X.XX per month and the money was supposed to be going towards a loan modification but is a scam. The homeowner’s assistance fund program contact information was provided to the borrower on XX/XX/XXXX.
The borrower requested loss mitigation options on XX/XX/XXXX. Loss mitigation contact was noted on XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, loan modification was denied. Reinstatement contact was noted on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. The borrower made a payment on XX/XX/XXXX. There was no further contact with the borrower. The loan has been performing for the past XX months.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	03/14/2023
843201272	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower was advised that the inspection was completed and an interim draw is being requested. On XX/XX/XXXX the borrower was called to go over the claim. On XX/XX/XXXX the borrower called to find out how they could have more claim funds released. On XX/XX/XXXX the borrower stated that they were confused but they agree with the draw amount. $X.XX has been mailed and they will be receiving another check to equal $X.XX. On XX/XX/XXXX the borrower called to check on the status of the draw check. the agent advised that draw funds in the amount of $X.XX were released and to call back if not received by XXX. On XX/XX/XXXX the borrower stated that they are not ready for an inspection. On XX/XX/XXXX the borrower called to advise that their old contractor has been paid in full and they have a new contractor. They are not sure if they will be using the new contractor but will keep the servicer informed. On XX/XX/XXXX the borrower was contacted to check on the status of the repairs. They stated that they will be ready for an inspection next month.  The agent advised that XX% completion is required in order to process another draw. On XX/XX/XXXX and XX/XX/XXXX the borrower stated that they are not ready for an inspection. On XX/XX/XXXX the borrower called to request a draw. The agent advised that they need the percentage of the completed repairs in order to calculate the next draw amount. On XX/XX/XXXX an agent contacted the borrower to confirm the mailing address and to go over the next steps in the claim process. There has been no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  There is an active claim for XXX damage that occurred on XX/XX/XXXX. A claim check in the amount of $X.XX was received.  An inspection on XX/XX/XXXX found the repairs to be XX% complete. The comments on XX/XX/XXXX indicate that the claim is pending a final inspection and lien waiver to complete the final draw.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	05/16/2023
843200429	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX an authorized third party called in reference to the change in escrows. On XX/XX/XXXX an authorized third party called to inquire about what was needed to update the insurance information into their name. The borrower is deceased. The agent informed the third party to send the the death certificate and probate documents. On XX/XX/XXXX an authorized third party called to discuss the insurance information. On XX/XX/XXXX an authorized third party called to check on the status of the assumption modification. The agent advised that the task is still pending. The third party had questions regarding the removal of the lender placed insurance. There has been no further contact with the borrower. The loan is currently performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/08/2023
843201681	XXXX	XXXX	XXXX	3	[3] Evidence of environment issues surrounding property. [3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower advised that they would make a payment on XXX and advised the borrower of ability to post-date a payment. On XX/XX/XXXX, the borrower discussed insurance claim and was advised of claim check being endorsed and released on XX/XX/XXXX. Advised the borrower to contact the insurance company if they need to have check reissued. On XX/XX/XXXX, the borrower stated that they will send out the payment next week. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX to cover the payment and corporate advances. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage was noted with date of loss of XX/XX/XXXX. Comment on XX/XX/XXXX indicated damage to XXX. Comment also indicated XXX. Claim check was received on XX/XX/XXXX in the amount of $X.XX and was endorsed and released on XX/XX/XXXX. Comment on XX/XX/XXXX reflects no repairs have been started and that the total received was $X.XX. No evidence of damage being resolved.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	05/10/2023
843200998	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX and requested modification application. Contact from XX/XX/XXXX to XX/XX/XXXX was regarding modification documents and trial plan approval. Modification was completed XX/XX/XXXX. Borrower called XX/XX/XXXX and stated payment was mailed XX/XX/XXXX. Servicer advised modification was completed and due for XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX and stated will make payment by XX/XX/XXXX. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	05/11/2023
843201935	XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX and scheduled payment for XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. RFD cited as property repairs; XXX put on due to XXX. There was no evidence of claim filed or inspection done to verify repairs are completed.  Borrower called XX/XX/XXXX regarding XXX repair and property value. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX regarding payment increase. Servicer advised increase was due to tax payment. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  XXX damage to XXX noted on XX/XX/XXXX. Borrower stated she had XXX repairs due to XXX. No evidence claim filed or inspection completed to verify repairs were completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	05/12/2023
843200168	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX regarding insurance claim check. Servicer advised of documents needed to process claim. Claim filed XX/XX/XXXX for XXX damage, date of loss XX/XX/XXXX. Claim funds received in the amount of $X.XX. Claim funds were sent to borrower stamp and go on XX/XX/XXXX. No evidence of final inspection to verify repairs were completed. Borrower called XX/XX/XXXX regarding payment decrease. Servicer advised taxes are not escrowed on account. Borrower called XX/XX/XXXX and stated will call by XX/XX/XXXX to make payment. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim filed XX/XX/XXXX for XXX damage, date of loss XX/XX/XXXX. Claim funds received in the amount of $X.XX. Claim funds were sent to borrower stamp and go on XX/XX/XXXX. No evidence of final inspection to verify repairs were completed.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	03/30/2023
843201933	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX The borrower called and made a payment. On XX/XX/XXXX a response to a credit dispute was sent noting reported accurately. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss a payment dispute. The borrower stated payments were made and returned due to unable to locate the account number. The agent advised the reporting was accurately reported. On XX/XX/XXXX the borrower called for the account number. On XX/XX/XXXX the borrower called and stated is getting own insurance. Also discussed the closed dispute from XX/XXXX. On XX/XX/XXXX contact made with the borrower who stated the credit was botched. On XX/XX/XXXX the borrower called to discuss the credit dispute and was advised was closed. The response was resent. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower made a payment. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower made a payment. On XX/XX/XXXX the borrower called for a payoff and requested the dispute be removed. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	05/11/2023
843201914	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the homeowner called to advised that the repairs are done; but needs the claim check endorsed.  On XX/XX/XXXX, the servicer advised that a final inspection is not required and discussed the timeframe for the claim check to be processed.  The first claim check for $X.XX was endorsed and released on XX/XX/XXXX.  On XX/XX/XXXX, the borrower was provided the mailing address to send the second claim check for endorsement.  The claim check for $X.XX was endorsed and released on XX/XX/XXXX.  On XX/XX/XXXX, the homeowner stated that just received the escrow analysis which is causing an increased payment.  The call dropped while the agent was researching the matter.  On XX/XX/XXXX, the customer was informed that the current escrow balance is $X.XX and that there is an escrow shortage of $X.XX.  The agent spoke with the tax department.  The taxes did not have the exemption on them and will update the tax bills.  The agent advised that would need to have the escrow reanalyzed.  On XX/XX/XXXX, the borrower stated that the escrow analysis done on XX/XXXX was incorrect because the tax authority was late getting out the last quarter tax bill.  The homeowner requested a new escrow analysis be done using the correct tax amount instead of an estimated tax amount.  The agent opened a request to have this completed by XX/XX/XXXX.  Owner occupancy was verified.  There was no additional borrower contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A claim was filed for XXX damage that occurred on XX/XX/XXXX.  The homeowner advised that the repairs are done per notes dated XX/XX/XXXX.  All funds totaling $X.XX were endorsed and released by XX/XX/XXXX.  There is no inspection on file verifying the repair status.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	03/14/2023
843200990	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called to authorize a third party and discussed a modification. On XX/XX/XXXX-XX/XX/XXXX contact with the borrower and third party to discuss a modification and documents needed. On XX/XX/XXXX the third party called for an address to send in reinstatement funds of $X.XX. Funds posted on XX/XX/XXXX and the foreclosure closed on XX/XX/XXXX. No contact from XX/XX/XXXX- XX/XX/XXXX. On XX/XX/XXXX the third party called to discuss the payment increase. No contact from XX/XX/XXXX- XX/XX/XXXX. On XX/XX/XXXX the third party called to discuss the pending payment. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	05/17/2023
843200999	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX regarding lender placed insurance letter. Borrower stated will send in condo insurance information. Borrower also updated mailing address to UK address. Borrower called XX/XX/XXXX and XX/XX/XXXX to confirm lender insurance was cancelled. Borrower called XX/XX/XXXX and requested new escrow analysis now that lender insurance was removed from account. Borrower called XX/XX/XXXX regarding recast letter and process. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/20/2023
843202125	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower stated that they already made a payment and had no questions. On XX/XX/XXXX the borrower called for instructions on where to send  a loss draft claim check for endorsement. The claim process was discussed. On XX/XX/XXXX the borrower called to speak with the loss draft department. There has been no further contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	03/14/2023
843201810	XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution

[3] There is evidence of property damage.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called to file a claim for unspecified damages. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On XX/XX/XXXX the borrower called to report unspecified damages on XX/XX/XXXX. Claim funds of $X.XX received on XX/XX/XXXX. The check was endorsed and released on XX/XX/XXXX and closed on XX/XX/XXXX. No final inspection needed.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	03/14/2023
843200987	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called regarding a loss draft claim. On XX/XX/XXXX the borrower called regarding a new loss draft claim and claim funds received in the amount of $X.XX. The loss was due to XXX that occurred on XX/XX/XXXX. The borrower stated that all the repairs were made. On XX/XX/XXXX the borrower called to speak to the loss draft department. On XX/XX/XXXX the borrower called to check on the status of the final modification documents. On XX/XX/XXXX the borrower called to speak to the loss draft department. On XX/XX/XXXX the borrower stated that they repaired the property on their own and the contractor was incarcerated. On XX/XX/XXXX the borrower called to check on the status of the final draw. On XX/XX/XXXX the borrower stated that they completed the trial modification and returned the final documents. The agent confirmed receipt. On XX/XX/XXXX the borrower called to find out if the claim documents from the prior servicer were received and wanted to expedite the claim process. On XX/XX/XXXX an agent contacted the borrower to schedule an inspection. On XX/XX/XXXX On XX/XX/XXXX the borrower stated that all the repairs were completed and wanted to see what was needed. On XX/XX/XXXX the borrower called to have the account setup on automated payments. On XX/XX/XXXX the borrower called to advise that they made all the repairs on the property and will send the receipts. On XX/XX/XXXX a XX% inspection was received. On XX/XX/XXXX the borrower called to confirm that the documents they sent were received. The agent advised that they had not been received. On XX/XX/XXXX the borrower called to advise that they sent in some paperwork and wanted to know if a decision was made on releasing the claim funds. On XX/XX/XXXX the contractor who was handling the repairs was incarcerated. The borrower then paid for all of the repairs to the property out of pocket and has provided receipts as proof. The borrower requested that the claim funds be released to them in full. The servicer stated that once they complete the verification of all paid receipts that they will address the disbursement request. On XX/XX/XXXX the borrower was advised that a draw was approved and sent to the borrower in the amount of $X.XX. On XX/XX/XXXX the comments indicate that there is a XX% repair inspection on file and the final draw check in the amount of $X.XX was disbursed. On XX/XX/XXXX an agent informed the borrower that the final draw was mailed and provided the tracking number. On XX/XX/XXXX the borrower stated that they are attempting to deposit the last loss draft disbursement check but their bank is requesting additional information to confirm that the check will clear. On XX/XX/XXXX the borrower  was concerned about the automated payments not being setup and requested the automated payment information. The agent provided the website instructions. There has been no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	03/14/2023
843201673	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There has been no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX as the loan has been performing. The comments on XX/XX/XXXX indicate that the borrower filed a loss draft claim for XXX damage that occurred on XX/XX/XXXX. The claim check was received on XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX the claim check was approved to endorse and release. The claim check was mailed to the borrower. The non-monitored claim was closed. There have been XX attempts to contact the borrower in the last XX months. No other detrimental issues were noted. The loan is currently performing.	05/31/2023	04/25/2023
843201011	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX and requested modification package. RFD cited as excessive obligations. Servicer called XX/XX/XXXX and advised of documents needed for modification review. Contact with borrower from XX/XX/XXXX to XX/XX/XXXX was regarding documents for modification . Modification was denied XX/XX/XXXX. On XX/XX/XXXX borrower called for reinstatement amount. Servicer gave information for state assistance. Borrower called XX/XX/XXXX for reinstatement quote. File was referred for foreclosure on XX/XX/XXXX. Borrower called XX/XX/XXXX and stated XXX will be sending reinstatement funds. On XX/XX/XXXX servicer called regarding insurance claim from prior servicer; requested documents for processing claim. Claim filed for XXX damage to XXX and XXX, date of loss XX/XX/XXXX. Claim is monitored. Claim funds in the amount of $X.XX received XX/XX/XXXX. On XX/XX/XXXX borrower stated she has home assistance helping her with contractor. File is pending estimate, bid and other documents to proceed with claim. Borrower has not been cooperative sending in required documents. No evidence repairs are completed. On XX/XX/XXXX borrower stated will get with contractor for missing documents for claim. On XX/XX/XXXX borrower stated she already made payment. On XX/XX/XXXX borrower called regarding 1098 tax form. Servicer advised was mailed XX/XX/XXXX. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim filed for XXX damage to XXX and XXX, date of loss XX/XX/XXXX. Claim is monitored. Claim funds in the amount of $X.XX received XX/XX/XXXX. On XX/XX/XXXX borrower stated she has home assistance helping her with contractor. File is pending estimate, bid and other documents to proceed with claim. Borrower has not been cooperative sending in required documents. No evidence repairs are completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	05/16/2023
843200116	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: The comments were extremely limited for the review period. There was no evidence of any borrower contact or attempts to contact the borrower within the review period due to the account is current with no evidence of any late payments. Deceased borrower was noted on XX/XX/XXXX no other information provided.	05/31/2023	03/14/2023
843201012	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX an agent informed the borrower that the forbearance will end on XX/XX/XXXX and they will be reviewed for additional assistance. On XX/XX/XXXX the borrower called to confirm that funds were received by XXX. The agent advised that they had not been received. On XX/XX/XXXX the borrower called to check on the status of the XXX application. The agent informed the borrower to contact the State. On XX/XX/XXXX the borrower called to report a claim for XXX damage. The loss amount was estimated to be $X.XX. On XX/XX/XXXX the borrower stated that they haven't received the modification documents and requested that they be resent. The borrower is also working with XXX. On XX/XX/XXXX an agent informed the borrower that the streamline modification was approved and went over the terms. On XX/XX/XXXX the borrower insisted that the servicer was not listed on the claim check. The agent advised that they need a letter stating that so the claim can be closed in the system. On XX/XX/XXXX the borrower stated that they would like to move forward with the modification. The agent confirmed the modification terms. On XX/XX/XXXX the borrower called to check on the status of the modification documents and stated that they will be having them notarized will send them in. On XX/XX/XXXX the borrower stated that they were impacted by covid19 and was previously on a forbearance plan until the loan was modified. They made a promise to pay $X.XX. On XX/XX/XXXX the borrower called to advise that XXX is going to pay the mortgage payments for up to XX months. The agent advised that the payment is due on XX/XX/XXXX. On XX/XX/XXXX an agent contacted the borrower to follow up on an active claim. The borrower stated that they only received one claim check that is less than $X.XX but is waiting on a second claim check. They have not been able to contact the adjuster to check on the status. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower filed a claim for XXX damage on XX/XX/XXXX. The loss draft amount was estimated to be $X.XX. On XX/XX/XXXX the borrower stated that the insurance company did not place the servicers name on the check and the funds were directly issued to the borrower. As of XX/XX/XXXX the claim is active pending a letter from the borrower stating that the servicer was not listed on the claim check. The claim check was never received for endorsement and there is no evidence that the repairs were made.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	05/23/2023
843201619	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: During the review period, there were XX contact attempts and no contact with the borrower. Loan is performing and next due for XX/XX/XXXX.	05/31/2023	06/08/2023
843200402	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in for a breakdown of the statements. The agent advised the statement was sent prior to payments posting. On XX/XX/XXXX contact made with the borrower and third arty who made a payment. Also stated will mail in the death certificate for the borrower. On XX/XX/XXXX contact made for the XXX payment. No payment made. No further contact noted. The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/13/2023
843201530	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There was no contact with borrower or successor to property. Borrower is deceased and assumption of loan was completed XX/XX/XXXX. Loan is performing.	05/31/2023	06/29/2023
843202343	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX servicer advised of documents still missing for workout review. Borrower stated there is no income at this time. Contact from XX/XX/XXXX to XX/XX/XXXX was regarding hardship assistance review and documents needed for review. Modification was denied but XX month repayment plan was approved with payments of $X.XX. On XX/XX/XXXX borrower stated he has received approved from XXX for funds. XXX funds were received XX/XX/XXXX and loan was reinstated. Borrower called XX/XX/XXXX regarding automatic payments on account. Borrower called XX/XX/XXXX to confirm account is current. Borrower called XX/XX/XXXX to see how to remove PMI from account. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX to make payment on account. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	05/16/2023
843200106	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX servicer called to go over final modification agreement. On XX/XX/XXXX borrower stated final agreement was sent back to servicer on XX/XX/XXXX. On XX/XX/XXXX borrower stated payment was made via billpay on XX/XX/XXXX. Borrower called XX/XX/XXXX and stated other borrower has passed away. Servicer advised to send in death certificate. Authorized third party called regarding social security number of remaining borrower; needs to get corrected. Borrower also requested copy of 1098. On XX/XX/XXXX servicer received credit dispute. Corrections were made and dispute resolved XX/XX/XXXX and letter was sent to borrower. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/20/2023
843200858	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the authorized third party called to see if the borrower applied for a modification. XX/XX/XXXX the third party called for the loan status. On XX/XX/XXXX-XX/XX/XXXX the borrower called to discuss assistant options due to reduction of income. On XX/XX/XXXX the borrower called and advised is working with the state for assistance. On XX/XX/XXXX-XX/XX/XXXX contact with borrower to discuss XXX approval. On XX/XX/XXXX Approval form XXX for reinstatement in the amount of $X.XX. On XX/XX/XXXX the borrower noted had sent letter to remove the cease and desist on the account. On XX/XX/XXXX the loan was reinstated with funds applied. On XX/XX/XXXX the borrower called for the status of the loan. On XX/XX/XXXX the borrower called to confirm payment information. On XX/XX/XXXX the borrower called and made a payment. On XX/XX/XXXX the borrower called for account information. On XX/XX/XXXX the borrower called and made a payment. No contact from XX/XX/XXXX- XX/XX/XXXX. On XX/XX/XXXX the borrower stated will call back and make a payment. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	05/30/2023
843201029	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There has been no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX an unauthorized third party family member advised that the borrower is deceased. The death certificate was received but a successor has not yet been appointed as of XX/XX/XXXX. The unauthorized third party family member has continued to make timely monthly payments. No other detrimental issues were noted and the loan is currently performing.	05/31/2023	07/02/2023
843201031	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX an authorized third party called to confirm that they are authorized on the account. The agent confirmed authorization. On XX/XX/XXXX an authorized third party called to inquire about the tax bill and wanted to know where they should send the death certificate. On XX/XX/XXXX an authorized third party called to discuss having issues with the website. The agent advised that they should wait 24 hours to make a payment on the website. On XX/XX/XXXX the borrower called to have the online password reset. The loan is currently performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/27/2023
843200080	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to get other borrower's name off account as they are divorced. Servicer advised to send in quit claim deed and divorce papers. Servicer also advised of trial offer that was sent. Borrower called XX/XX/XXXX and accepted trial offer. Servicer advised of documents needed for modification review. Contact from XX/XX/XXXX to XX/XX/XXXX was regarding documents needed for review and trial payments on account. Loan modification was completed XX/XX/XXXX. On XX/XX/XXXX borrower stated payment was made online on XX/XX/XXXX. Borrower called XX/XX/XXXX and XX/XX/XXXX and requested copy of modification agreement. Borrower called XX/XX/XXXX to update mailing address. Borrower called XX/XX/XXXX regarding payment confirmation letter. Borrower called XX/XX/XXXX to change mailing address. Servicer advised to send request in writing. Borrower called XX/XX/XXXX regarding address change; stated is still waiting on modification documents. Borrower called XX/XX/XXXX to change mailing address to property address and requested copy of 1098. Borrower called XX/XX/XXXX regarding update on assumption request. Borrower called XX/XX/XXXX and requested copy of modification. Borrower called XX/XX/XXXX for assumption update. Servicer advised assumption was denied. Borrower called XX/XX/XXXX regarding modification denial letter; stated she did not apply for modification and applied for assumption of loan. Borrower called XX/XX/XXXX and requested copy of modification. Borrower called XX/XX/XXXX regarding assumption. Servicer advised would have to refinance loan in order to remove other borrower from account. Borrower called XX/XX/XXXX regarding mailing address; stated that ex-husband keeps changing and requested address remain same as property address. Borrower called XX/XX/XXXX and stated other borrower signed both names on modification application and is filing suit. Borrower called XX/XX/XXXX stating he has filed complaint with XXX as other borrower signed his name on modification. Servicer advised most recent documents were assumption review not modification review. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	05/22/2023
843200656	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower inquired about their escrow disbursement. On XX/XX/XXXX, the borrower inquired about their escrow account. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/08/2023
843200463	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX contact with the successor in interest/ third party to discuss the dispute with no further questions noted. On XX/XX/XXXX the third party called to discuss the claim. Claim funds of $X.XX sent to the borrower on XX/XX/XXXX. On XX/XX/XXXX the third party called for the status of the claim. On XX/XX/XXXX contact to discuss the trial modification. On XX/XX/XXXX contact made for a payment. On XX/XX/XXXX-XX/XX/XXXX contact made with the third party to discuss the modification and death of the borrower. On XX/XX/XXXX-XX/XX/XXXX claim check for $X.XX was reissued and sent to the third party and confirmed trial modification completed. On XX/XX/XXXX-XX/XX/XXXX the third party was advised of the final modification.  The loan was modified on XX/XX/XXXX and the foreclosure closed and billed. On XX/XX/XXXX the borrower called to discuss the account and social security noted. No contact from XX/XX/XXXX- XX/XX/XXXX. On XX/XX/XXXX the borrower called and made a payment. No further contact noted. The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/30/2023
843202233	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower made a payment and requested auto draft. On XX/XX/XXXX the borrower called and made a payment. On XX/XX/XXXX the borrower called and made a payment. On XX/XX/XXXX the borrower called and made a payment. Also requested the late fee be waived. No contact from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower called and made a payment. No contact from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX through XX/XX/XXXX the borrower called to discuss the escrow analysis, balance and escrow surplus check. On XX/XX/XXXX the borrower called to discuss the payment change. No contact from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower made a payment. On XX/XX/XXXX the borrower called to see if the late fee was waived. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/14/2023
843200830	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower requested a loan modification. On XX/XX/XXXX, the borrower made a payment by phone. On XX/XX/XXXX, the borrower inquired about their modification plan. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower made a payment. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/08/2023
843200507	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the third party inquired about the status of the assumption.  On XX/XX/XXXX, a trial payment for $X.XX was made.  On XX/XX/XXXX, the confirmed successor in interest inquired about the status of the assumption.  The agent confirmed it has been completed and that the loan is solely in the name of the new borrower.  On XX/XX/XXXX and XX/XX/XXXX, the customer discussed signing and notarizing the final modification agreement.  On XX/XX/XXXX, the homeowner declined the notary services and relayed that the executed documents have already been returned to the lender.  On XX/XX/XXXX, the servicer confirmed that the loan is current.  A payment for $X.XX was made during the call.   On XX/XX/XXXX and XX/XX/XXXX, payments were made with an agent.  On XX/XX/XXXX, the new assumptive borrower called and made the XXX payment for $X.XX with an agent.  There was no additional contact.  The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  The assumption agreement was processed on XX/XX/XXXX.  The modification was finalized on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: The property is located in a XXX disaster area declared on XX/XX/XXXX due to XXX per notes dated XX/XX/XXXX. A disaster inspection was returned on XX/XX/XXXX; but no damages were reported.	05/31/2023	06/24/2023
843200145	XXXX	XXXX	XXXX	3	[3] Property Condition - Poor [3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the authorized parent advised that is trying to help child keep the property.  The agent confirmed that would order the values for the loss mitigation review.  From XX/XX/XXXX to XX/XX/XXXX, the status of the modification review was discussed.  On XX/XX/XXXX, the third party scheduled all three trial payments for $X.XX for XX/XX, XX/XX and XX/XX.  On XX/XX/XXXX, the trial plan was discussed.  On XX/XX/XXXX, the third party confirmed that the reason for default was a loss of income which has now been resolved.  On XX/XX/XXXX and XX/XX/XXXX, the third party discussed returning the final agreement.  On XX/XX/XXXX, the third party advised that send back the modification documents.  The agent confirmed that the modification was finalized.  On XX/XX/XXXX, the servicer put a stop payment on the website.  On XX/XX/XXXX, the third party advised that paid $X.XX post dated for XX/XX/XXXX for the outstanding corporate advances.  The servicer confirmed that the contested foreclosure was closed and billed on XX/XX/XXXX.  On XX/XX/XXXX, the third party discussed setting up automatic draft payments.  On XX/XX/XXXX, the servicer advised that that the lender placed policy would be cancelled once a new policy is received.  On XX/XX/XXXX, the authorized third party was instructed to send the new policy and follow up to make sure the information is updated.  On XX/XX/XXXX, the borrower called to confirm that the new insurance policy had been received.  The servicer confirmed its receipt and that the lender placed cancellation letter would be sent.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The property was reported to be in poor condition.  The condition was verified by visible damage by the inspector per notes dated XX/XX/XXXX.  The yard is in need of being maintained.  No further damage details were provided.  There is no evidence of any repairs being made or a claim being filed.  Property repairs have not started.  The property condition is poor.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/26/2023
843200635	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower stated their property was damaged by a XXX and they needed assistance. On XX/XX/XXXX, the borrower stated that repairs were in progress. On XX/XX/XXXX, the borrower had an inquiry about their loss draft claim. On XX/XX/XXXX, the borrower inquired about their loss draft funds. On XX/XX/XXXX, the borrower inquired about their loss draft funds. On XX/XX/XXXX, the borrower inquired about their loss draft funds. On XX/XX/XXXX, the borrower stated that an inspection was completed. On XX/XX/XXXX, the borrower stated that their property’s repairs are almost complete. On XX/XX/XXXX, an inspection report confirming that repairs were XX% completed was submitted. On XX/XX/XXXX, the borrower called in to inquire about their insurance claim check endorsement. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/26/2023
843200443	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX email communication from third party regarding the claim. On XX/XX/XXXX the borrower called to request an inspection. On XX/XX/XXXX contact made for a payment. On XX/XX/XXXX email received form third party stating the inspection was completed and requested funds. On XX/XX/XXXX a draw request was made for $X.XX. On XX/XX/XXXX the inspection completed resulted in XX% repairs complete. The claim is S&G classified. On XX/XX/XXXX claim funds of $X.XX were mailed via XXX. On XX/XX/XXXX the funds were returned with a noted “please return to send- listed names do not reside here”.  On XX/XX/XXXX the borrower made a payment. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX a payoff was requested. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	07/03/2023
843201332	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the third party called to file a claim for unspecified damages. On XX/XX/XXXX claim funds of $X.XX for the loss on XX/XX/XXXX was received. On XX/XX/XXXX-XX/XX/XXXX the borrower called to discuss the claim. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the third party called and stated will send in the tax-exempt form. On XX/XX/XXXX contact made with the third party who advised the payment was mailed on XX/XX. On XX/XX/XXXX-XX/XX/XXXX the third party called to discuss the missing payment. On XX/XX/XXXX comment reflects the payment was received and mailed back as the legal line of the check was blank. On XX/XX/XXXX the third party made a payment. On XX/XX/XXXX and XX/XX/XXXX the third party called and stated received the homestead exemption and was advised to fax in. No further contact noted. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/13/2023
843200648	XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on modification status and was advised that the modification agreement would be sent out once all three trial payments made. The borrower also noted damage due to XXX. Provided borrower with insurance department information. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. Claim check in the amount of $X.XX was noted on XX/XX/XXXX and dated for XX/XX/XXXX. On XX/XX/XXXX, the borrower was advised of missing documents needed for first draw. On XX/XX/XXXX, the borrower set-up final trial payment in the amount of $X.XX. Loan modification was processed on XX/XX/XXXX. On XX/XX/XXXX, the borrower was advised of final modification being booked. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX and XX/XX/XXXX, the borrower discussed claim and was advised of needing W9 form. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX and requested 1/4 of the draw. On XX/XX/XXXX, the borrower was advised that a draw check in the amount of $X.XX was mailed to them. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower inquired on lender placed insurance and made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower discussed claim and advised that they needed more funds released due to materials. Borrower was advised to send in material list and invoices. On XX/XX/XXXX, the borrower inquired on if documents were received and was advised of them being on file. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower inquired on claim and was advised of request made for $X.XX. On XX/XX/XXXX, the borrower was advised that inspection is needed to release additional draw. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  XXX damage was noted with a date of loss of XX/XX/XXXX. Claim check was received on XX/XX/XXXX in the amount of $X.XX. Claim check in the amount of $X.XX was sent on XX/XX/XXXX to the borrower. Comment on XX/XX/XXXX reflects material list and invoices are needed in order to request additional funds. Comment on XX/XX/XXXX reflects approval to release an additional $X.XX for materials. Comment on XX/XX/XXXX reflects inspection is needed for additional draw. No evidence of damage being resolved.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/08/2023
843200350	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There has been no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. The borrower has been reported as deceased. There is no evidence that a death certificate or successor documents were received. On XX/XX/XXXX an inspection was ordered due to the property being located in a XXX declared disaster area that occurred on XX/XX/XXXX. (XXX) XXX. No damages were reported. The loan is currently performing.	05/31/2023	06/15/2023
843201188	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of repair [2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed insurance and wanted to know if the policy was received to replace the lender placed insurance. Advised the borrower that they require proof of insurance leading to the date of XX/XX/XXXX. On XX/XX/XXXX, the borrower advised of claim filed due to XXX with date of loss of XX/XX/XXXX. Borrower stated that they received a claim check in the amount of $X.XX. Borrower was advised of needing claims check and adjuster's report. On XX/XX/XXXX, the borrower inquired on claim status and was advised that claim check was received. On XX/XX/XXXX, the borrower was advised of claim check being sent to the borrower on XX/XX/XXXX. On XX/XX/XXXX, the borrower called to discuss claim but was advised of department being closed. Borrower advised to call back on XXX. On XX/XX/XXXX, the borrower advised of new claim being filed due to XXX and received claim check in the amount of $X.XX. Borrower stated that the repairs will be completed. On XX/XX/XXXX, the borrower was advised of claim check being received on XX/XX/XXXX and to allow 48 hours. On XX/XX/XXXX, the borrower inquired on what was needed to get first claim check. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage was noted with a date of loss of XX/XX/XXXX. Claim check was received in the amount of $X.XX on XX/XX/XXXX. New claim was noted on XX/XX/XXXX for XXX damage and check was received in the amount of $X.XX as noted on XX/XX/XXXX. On XX/XX/XXXX, borrower inquired on documents needed for first draw. No evidence of damage being resolved.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: Property was impacted by XXX disaster XXX, disaster number XXX, declared on XX/XX/XXXX. No damage noted from this disaster.	05/31/2023	06/29/2023
843200240	XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the third party called and stated the borrower is deceased. Also stated the tax form received in borrower’s name. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the third party called and stated the borrower is deceased. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower called and stated the borrower died on XX/XX/XXXX and will send in the death certificate. No further contact noted. The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  Prior chapter XX case #XXX filed on XX/XX/XXXX was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/30/2023
843200732	XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called with concerns regarding the statement. On XX/XX/XXXX the borrower scheduled a payment and requested the account details. On XX/XX/XXXX the borrower called to inquire about the payment and requested an automated payment form. On XX/XX/XXXX the borrower called to confirm that the XXX payment was posted. On XX/XX/XXXX the borrower called to request a copy of the Note and stated that the property address is road and not street. The agent provided the instructions on how to have the address corrected. A payment was scheduled. On XX/XX/XXXX the borrower requested to cancel the payment that was scheduled to be drafted on XX/XX and rescheduled the payment for XX/XX/XXXX. On XX/XX/XXXX the borrower called to request a payoff quote. On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX and XX/XX/XXXX the borrower had an automated payment inquiry. On XX/XX/XXXX the borrower called to confirm that the account was setup on automated payments. The agent advised that the automated payments were not setup but they can set them up for six months by phone. The borrower agreed. On XX/XX/XXXX the borrower called to confirm that they were setup on automated payments. The agent confirmed that they are setup for XX months. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  A prior Chapter XX, case#XXX was dismissed on XX/XX/XXXX.
A prior Chapter XX, case#XXX was discharged on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/08/2023
843200441	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX-XX/XX/XXXX the borrower called to report a new claim for XXX damage on XX/XX/XXXX. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the borrower called in to report a new claim for XXX damage on XX/XX/XXXX. Claim funds of $X.XX received on XX/XX/XXXX. The claim classified as stamp and go. On XX/XX/XXXX the claim funds were mailed to the borrower.  No inspection required.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/08/2023
843200582	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  An authorized third party was informed on XX/XX/XXXX the Wavier of Lien was needed for the claim. On XX/XX/XXXX the borrower was advised a final inspection was needed to release remaining claim funds. The borrower called on XX/XX/XXXX to remove the authorization on file for the third party. On XX/XX/XXXX the borrower requested the form to enroll in auto draft payments. The borrower called on XX/XX/XXXX to request assistance with accessing online account to enroll in auto draft. Notes on XX/XX/XXXX stated the property was located in a XXX disaster zone for XXX. No damages referenced. No further borrower contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower called on XX/XX/XXXX to report a new claim for XXX damages caused on XX/XX/XXXX and advise they received a check for $X.XX. The funds were received and deposited on XX/XX/XXXX. Later notes on XX/XX/XXXX listed the damages was XXX for the same date of loss. An initial draw of $X.XX was released on XX/XX/XXXX. The borrower stated on XX/XX/XXXX the XXX repairs were completed and requested an inspection. Additional funds of $X.XX and $X.XX were released to the borrower on XX/XX/XXXX. The borrower was informed on XX/XX/XXXX once an inspection is conducted showing repairs at least XX% completed, the remaining funds would be released. The inspection was cancelled as of XX/XX/XXXX citing borrower was no ready yet. No evidence of repairs being completed or remaining funds being released.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/26/2023
843201194	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to confirm property county and loan details. Borrower called XX/XX/XXXX and requested payoff on account. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/09/2023
843201035	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower made a promise to pay by the end of the month. On XX/XX/XXXX the borrower made a promise to pay on XX/XX/XXXX. On XX/XX/XXXX the co-borrower scheduled a payment. On XX/XX/XXXX the borrower made a payment. On XX/XX/XXXX the borrower stated that they are trying to set the loan up on bi-weekly payments. A payment was taken by phone. On XX/XX/XXXX The co-borrower called in regards to a letter stating that there is no proof of insurance on the account. The agent advised that the proof of insurance was received.  They wanted to make a payment but didn't want to provide their bank information. There has been no further communication with the borrower. The loan is currently performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/20/2023
843201861	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called on XX/XX/XXXX to confirm the foreclosure was on hold and advise of the status of the review for state assistance through the XXX. The borrower discussed the foreclosure status and modification offer on XX/XX/XXXX. Contact from XX/XX/XXXX through XX/XX/XXXX referenced the borrower discussed the loan status, XXX program and modification review. The mod was denied as of XX/XX/XXXX due to the borrower pursuing the state assistance program instead. From XX/XX/XXXX through XX/XX/XXXX the borrower continued to discuss the XXX program. Funds were received from XXX on XX/XX/XXXX in the amount of $X.XX. The borrower later called on XX/XX/XXXX regarding the XXX payment stating it should be paid by the state. No contact from XX/XX/XXXX through XX/XX/XXXX. The borrower called on XX/XX/XXXX to make a payment. On XX/XX/XXXX the borrower stated would make the remainder of the XXX payment at end of the month due to a reduction in income. The borrower called back on XX/XX/XXXX to finish the May payment. No further evidence of borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/26/2023
843200581	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called for the interest paid in XXXX. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss the insurance claim check. The call was transferred to loss draft. No further contact noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim funds of $X.XX received on XX/XX/XXXX for a XXX loss on XX/XX/XXXX. The claim classified as stamp and go. On XX/XX/XXXX the claim funds of $X.XX was mailed to the borrower via XXX. No inspection required.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/08/2023
843200098	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called to schedule XX payments for XX/XXXX-XX/XXXX each for $X.XX. On XX/XX/XXXX-XX/XX/XXXX the borrower called for the status of the claim funds. The inspection resulted in XX% complete with final funds sent to the borrower on XX/XX/XXXX. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX the borrower called to confirm payments were set up. On XX/XX/XXXX the borrower called and made a payment. On XX/XX/XXXX the borrower called to discuss the payment increase. On XX/XX/XXXX the borrower called to correct the payment scheduled. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX the borrower called and made a payment. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/15/2023
843200566	XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower made a payment and requested that the late fee be waived. On XX/XX/XXXX the co-borrower called to make a short payment. Post covid19 forbearance options were discussed. On XX/XX/XXXX and On XX/XX/XXXX the borrower called about the XXX payment. On XX/XX/XXXX the borrower was upset that they were receiving a courtesy call and requested that their number be placed on a do not call list. After going over the account the borrower decided not to file a complaint or place the number on a do not call list. There has been no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  There was a prior Chapter XX bankruptcy, case #XXX that was filed on XX/XX/XXXX and was discharged on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/20/2023
843200860	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX an authorized third party called to follow-up on successor documents and requested a payoff quote. The agent advised that the documents were received and the call was transferred to the loss draft department. On XX/XX/XXXX the successor called to request paperwork from the servicer stating that they are the successor on the account. The third party also stated that a claim check was received in the amount of $X.XX made out to the deceased borrower. The agent informed the borrower to contact the insurance company and have them reissue the check in their name. On XX/XX/XXXX an authorized third party (Successor in interest) called to follow-up on the claim check for XXX damage that occurred on XX/XX/XXXX. They also requested that proof be sent to them via email stating that they are the successor in interest on the account. On XX/XX/XXXX the claim check was sent to the borrower in the amount of $X.XX and the claim was closed. There has been no further contact with the borrower. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	02/24/2023
843201388	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX borrower stated will make payment by XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX to report new insurance claim for XXX damage to home. Part of repairs are covered by townhome association and borrower filed claim for other damages. Property was in XXX disaster area for XXX on XX/XX/XXXX. Claim filed for XXX damage, date of loss XX/XX/XXXX. Claim funds received on XX/XX/XXXX in the amount of $X.XX. Funds were sent stamp and go to borrower on XX/XX/XXXX. No evidence of final inspection to verify repairs are completed. Borrower called XX/XX/XXXX regarding insurance deductible. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to discuss escrow account; stated she has always had escrow account for insurance and is not responsible for payment. Contact from XX/XX/XXXX to XX/XX/XXXX was regarding lender placed policy and payment of insurance. Research indicated that loan was set up as non-escrow and has been corrected and issue resolved. Borrower called XX/XX/XXXX to schedule payment for XX/XX/XXXX. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim filed for XXX damage, date of loss XX/XX/XXXX. Claim funds received on XX/XX/XXXX in the amount of $X.XX. Funds were sent stamp and go to borrower on XX/XX/XXXX. No evidence of final inspection to verify repairs are completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/27/2023
843200269	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the third party called and was advised to send in successor documents and the death certificate. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX and XX/XX/XXXX the third party called and stated had sent in the information. On XX/XX/XXXX contact made with the third party who stated will pay online. On XX/XX/XXXX the third party called to see if the payment was made. Then made the payment. On XX/XX/XXXX the third party called and was advised not confirmed as successor only authorized third party.  No further contact noted. The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/30/2023
843200642	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the co-borrower called to inquire about bi-weekly payments and requested an automated payment form. On XX/XX/XXXX the co-borrower requested that a copy of the welcome letter be sent via email. On XX/XX/XXXX the co-borrower called to speak to the loss draft department regarding a claim check. On XX/XX/XXXX an authorized third party called to make a $X.XX principal only payment. On XX/XX/XXXX an authorized third party called to follow-up on the status of the claim check. On XX/XX/XXXX the comments indicate that a claim was filed for XXX damage that occurred on XX/XX/XXXX. On XX/XX/XXXX the co-borrower called to make a payment. On XX/XX/XXXX a claim check was received in the amount of $X.XX and the claim was classified as a Stamp and go. The funds were released and the claim was closed. On XX/XX/XXXX the co-borrower called to check on the status of a claim check that was mailed in. The call was transferred to the insurance department. On XX/XX/XXXX an authorized third party called to make a $X.XX principal payment. On XX/XX/XXXX the borrower called to make a one time principal only payment in the amount of $X.XX. On XX/XX/XXXX the borrower called with a third party to discuss the insurance information. On XX/XX/XXXX the co-borrower scheduled a payment. On XX/XX/XXXX the borrower called to make a payment but could not confirm the checking account information. They made a promise to call back. On XX/XX/XXXX the borrower called to make a payment, The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	07/01/2023
843201251	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower advised of claim for XXX damage from XX/XX/XXXX. Borrower stated that they received claim check in the amount of $X.XX and was advised to send in the check along with adjuster's report. Borrower stated that the repairs will be completed. On XX/XX/XXXX, the borrower discussed claim and advised of needing full report from insurance company before sending the check. Provided processing times to the borrower. On XX/XX/XXXX, the borrower requested a copy of the Mortgage and Note. Documents were sent to the borrower by e-mail provided. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage was noted with a date of loss of XX/XX/XXXX. Claim check was received in the amount of $X.XX on XX/XX/XXXX. Comment on XX/XX/XXXX reflects that the adjuster's report from the insurance company is needed. Check was mailed on XX/XX/XXXX in the amount of $X.XX. No evidence of damage being resolved.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	05/02/2023
843201970	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed payment and was advised of payment pending in the system in the amount of $X.XX. Borrower also stated that taxes were not correct and that they have a disability exemption. On XX/XX/XXXX, the borrower followed up on taxes and thinks that they are being ripped off. Borrower requested proof showing the exemption for disability. On XX/XX/XXXX, the borrower discussed taxes and provided tax breakdown. On XX/XX/XXXX, borrower requested escrow to be removed from the account and discussed shortage and to provide a written request for removal. On XX/XX/XXXX, the borrower discussed account and was advised of loan being XX days behind in XXXX and XXXX. On XX/XX/XXXX, discussed taxes and shortage on the account. On XX/XX/XXXX, the borrower discussed escrow shortage and requested pay history and escrow analysis. Conversations about taxes continued from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower inquired on if there was an updated insurance policy and advised of policy information on file that was good through XX/XXXX. On XX/XX/XXXX, the borrower inquired on breakdown of fees and escrow since XXX. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	05/30/2023
843201641	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to file claim for XXX damage. Claim filed for XXX damage, date of loss XX/XX/XXXX. Claim funds received XX/XX/XXXX in the amount of $X.XX. Claim funds were sent stamp and go on XX/XX/XXXX. No evidence of final inspection or work order to verify repairs are completed. Borrower called XX/XX/XXXX regarding insurance claim check. Servicer advised of documents needed to process claim. Borrower called XX/XX/XXXX for status on claim. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim filed for XXX damage, date of loss XX/XX/XXXX. Claim funds received XX/XX/XXXX in the amount of $X.XX. Claim funds were sent stamp and go on XX/XX/XXXX. No evidence of final inspection or work order to verify repairs are completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	05/12/2023
843200149	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower advised that they tried to deposit a check from servicer which was over XX days old and caused the funds to be pulled and their bank account negative. On XX/XX/XXXX, the borrower requested a re-issue of the check that was over XX days. On XX/XX/XXXX, the check was reissued and sent through third party carrier. On XX/XX/XXXX, the borrower inquired on mailing address of check being sent and borrower stated that it should have been sent to a different mailing address as one listed. Updated mailing address. On XX/XX/XXXX, the borrower requested reissued check and was advised that the process could take up to 10 days. On XX/XX/XXXX, the borrower discussed account. On XX/XX/XXXX, the borrower discussed escrow analysis and shortage and was advised of payment amount if shortage is paid. There was no further contact with borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property was impacted by XXX disaster on XX/XX/XXXX, disaster code XXX, for XXX. No damage was noted from this disaster.
						XXX damage was noted with a date of loss of XX/XX/XXXX. All funds were released on XX/XX/XXXX and deemed resolved. Comment on XX/XX/XXXX reflects bank reversed check due to check being over XX days and was reissued on XX/XX/XXXX.	05/31/2023	06/23/2023
843201860	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX regarding insurance claim that was filed. Claim filed for unspecified damages on XX/XX/XXXX.. Claim funds received XX/XX/XXXX in the amount of $X.XX. File is pending additional documents and adjuster's report to process claim. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Claim filed for unspecified damages on XX/XX/XXXX.. Claim funds received XX/XX/XXXX in the amount of $X.XX. File is pending additional documentation including adjuster's report to process claim. No evidence repairs are completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	05/31/2023
843200573	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage.

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, a payment for $X.XX was made.  On XX/XX/XXXX, the customer was provided the payoff amount of $X.XX.  On XX/XX/XXXX, a payment was made.  On XX/XX/XXXX, the borrower reviewed the payoff quote breakdown since plans to sell the home.  There are XXX and needs to contact the insurance company.  On XX/XX/XXXX, the servicer provided the insurance company’s name and phone number as requested.  On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, the homeowner called to confirm the loss draft mailing address.  On XX/XX/XXXX, the customer confirmed receipt of a claim check for $X.XX for XXX damage.  On XX/XX/XXXX, the surviving borrower called to check the status of the insurance claim.  The agent advised that the check was mailed on XX/XX/XXXX.  There was no additional borrower contact.  The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX per notes dated XX/XX/XXXX.  On XX/XX/XXXX, the borrower reported a new claim due to XXX damage.  The claim is classified as stamp-and-go per notes dated XX/XX/XXXX.  All claim funds totaling $X.XX was mailed on XX/XX/XXXX; and the claim was closed on XX/XX/XXXX.   There is no evidence any repairs were made.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	07/02/2023
843201924	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No evidence of contact from XX/XX/XXXX through XX/XX/XXXX. The borrower called on XX/XX/XXXX to discuss the account status. The servicer advised of the amount due and the COVID forbearance plan ends the following month. On XX/XX/XXXX the borrower discussed their ongoing hardship due to reduction in business income and the forbearance plan closing on XX/XX/XXXX. The borrower noted on XX/XX/XXXX they would make the XXX payment soon. The borrower called from XX/XX/XXXX - XX/XX/XXXX regarding insurance coverage and payment. On XX/XX/XXXX the borrower promised to pay by XX/XX/XXXX. The servicer contacted the borrower on XX/XX/XXXX and took a payment over the phone. On XX/XX/XXXX the borrower discussed the XXX and cancelled their payment. Notes on XX/XX/XXXX indicated property was located in a XXX zone for XXX; no damages were reported. On XX/XX/XXXX the borrower stated would pay by end of the month. The borrower advised on XX/XX/XXXX they were waiting on assistance from the state. The borrower expressed issues on XX/XX/XXXX with accessing their account online. On XX/XX/XXXX the borrower noted the XXX would be sending in the payment. Notes from XX/XX/XXXX through XX/XX/XXXX referenced conversations regarding the assistance program and state making the monthly payments. No further evidence of borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/28/2023
843200257	XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were XX attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX and XX/XX/XXXX, the borrower called in for the 1098 information. On XX/XX/XXXX, the borrower called in for loss draft information about the $X.XX insurance check that was received for XXX damage. Contact on XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX were regarding the insurance claim. There was no further contact with the borrower. The loan has been performing throughout the review period. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Insurance funds in the amount of $X.XX were received for XXX damage due to XXX on XX/XX/XXXX. No further details were provided and there is no evidence of completed repairs.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/30/2023
843201143	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower discussed escrow shortage. Borrower stated that they paid the shortage but the payment did not decrease. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. Bankruptcy was discharged on XX/XX/XXXX. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	04/19/2023
843201100	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX The borrower called for the insurance information to send in a claim. On XX/XX/XXXX claim funds of $X.XX were received endorse and mailed to the borrower. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX contact made with the borrower who was unable to continue the call. On XX/XX/XXXX the borrower called and made a payment. Also stated the borrowers are getting a divorce. On XX/XX/XXXX the borrower called and stated a payment was made on the wrong account. This was the borrower’s error. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower called to post date a payment. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower made a payment. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower called and requested the other borrower be removed due to divorce pending. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The date filed, chapter and discharged date were not noted.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	04/26/2023
843201082	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Notes indicated a chapter XX was filed back in XXXX and was active at the start of the review period. No contact from XX/XX/XXXX through XX/XX/XXXX. The borrower called on XX/XX/XXXX and the servicer advised of contact through their attorney due to active bankruptcy. Notes on XX/XX/XXXX referenced a claim was filed for XXX damage caused on XX/XX/XXXX. The borrower called on XX/XX/XXXX advising they sent in the claim funds and wanted to discuss the process for the claim. The bankruptcy was discharged on XX/XX/XXXX. The borrower was informed on XX/XX/XXXX they could not give out information until confirmation of the discharged bankruptcy is received. On XX/XX/XXXX the borrower discussed the status of the claim and ordering an inspection. From XX/XX/XXXX through XX/XX/XXXX the borrower continued to discuss the claim and damages. An inspection conducted on XX/XX/XXXX indicated repairs were completed. No further evidence of contact since XX/XX/XXXX. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	05/16/2023
843200150	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called and stated does not want information shared. No contact from XX/XX/XXXX- XX/XX/XXXX. On XX/XX/XXXX the borrower called to make a payment and discuss the escrow. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XX/XX/XXXX a code violation received for ot being boarded to code with exposed bare wood, rotten wood, deteriorated sections of siding and missing shingles. Also noted the driveway has broken crumbles sections. On XX/XX/XXXX the code violation was deemed cleared at a hearing held on XX/XX/XXXX. No evidence a claim was filed. No inspection noted for status of repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	05/15/2023
843200022	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the authorized third party called and made a payment. On XX/XX/XXXX the authorized third party called and made a payment. On XX/XX/XXXX-XX/XX/XXXX the authorized third party called to discuss receipt of payment and paperless statement. On XX/XX/XXXX the third party made a payment. On XX/XX/XXXX the third party called and made a payment. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the third party called to discuss the delinquent tax bill received. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the third party called to advise the borrower passed away on XX/XX/XXXX. Also discussed being the successor in interest. On XX/XX/XXXX-XX/XX/XXXX the third party called to confirm the death certificate and successor information were received. Also discussed removing the borrower from the loan. On XX/XX/XXXX the third party called and discussed refinance or modification for the loan to remove the deceased borrower’s name. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the third party called and made a payment. No further contact noted. The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/08/2023
843201091	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower called to advise that they received a claim check but it has the prior servicer's name on it. The agent informed the borrower to contact the insurance company and provided the contact number for the loss draft department. On XX/XX/XXXX the borrower called to report a claim for XXX damage that occurred on XX/XX/XXXX. They are waiting on a claim check in the amount of $X.XX. The claim process was discussed. On XX/XX/XXXX the co-borrower called to speak with the loss draft department. On XX/XX/XXXX the borrower stated that they received the claim check and wanted to know the next step in the claims process. The check was endorsed and released on XX/XX/XXXX. The claim was classified as a stamp and go. On XX/XX/XXXX the borrower called in regards to a letter they received about the insurance claim check and documents being required. The agent advised that the claim check had already been signed and released so there are no further steps. The claim was a duplicate and was closed. There was no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	03/14/2023
843201909	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to authorize a third party on the account and find out how to remove the deceased co-borrower from the account. There was no further contact with the borrower. The loan has been performing throughout the review period.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	05/05/2023
843201871	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the homeowner called for online assistance to access the account.  On XX/XX/XXXX, the customer called to report a new claim due to XXX damage.  The servicer advised to send the check for endorsement as well as the adjuster’s report.  On XX/XX/XXXX, the borrower called to verify the status of the stamp and go claim.  The agent advised that a check in the amount of $X.XX was sent for endorsement.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  The bankruptcy case was closed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, the borrower reported a new claim due to XXX damage.  A stamp-and-go claim was filed for XXX damage per notes dated XX/XX/XXXX.  A claim check for $X.XX was endorsed and released on XX/XX/XXXX.  The damage details and repair status were not indicated.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/16/2023
843201144	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called on XX/XX/XXXX to request to have the modification docs from the prior servicer sent out to them. The borrower called on XX/XX/XXXX to discuss their hardship and account status. The servicer advised the repayment plan inquired about was not an option due to level of delinquency and offered a modification. However, on XX/XX/XXXX a repayment plan was offered, and the borrower accepted. Comments from XX/XX/XXXX through XX/XX/XXXX referenced multiple conversations regarding the repayment plan with last conversation indicating the plan was not actually available. The borrower called on XX/XX/XXXX to request amount needed to reinstate the loan. On XX/XX/XXXX the borrower advised would send in the needed docs for a mod review once they got back into town. Comments from XX/XX/XXXX through XX/XX/XXXX referenced multiple conversations with the borrower regarding the modification review. However, comments on XX/XX/XXXX referenced the borrower confirming funds from XXX were received and loan was now due for XX/XX/XXXX. The borrower requested for the remaining trial payments to be cancelled. The borrower called on XX/XX/XXXX to confirm the account is current and scheduled payments for the trial plan were cancelled. On XX/XX/XXXX the borrower discussed the fees on the account. The borrower later called on XX/XX/XXXX and again on XX/XX/XXXX to make a payment. No further evidence of borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	05/10/2023
843201098	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, payments were made.  On XX/XX/XXXX, the customer verified contact information and owner occupancy.  On XX/XX/XXXX, the homeowner wanted to know how much needs to pay to pay off the mortgage in 24 months.  A payoff quote request was submitted by the agent.  On XX/XX/XXXX, the borrower called regarding the 1098 tax form.  The agent confirmed it was mailed on XX/XX/XXXX.   There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  The plan was confirmed on XX/XX/XXXX.  The case was closed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	03/14/2023
843201834	XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX regarding insurance claim. Servicer advised of claim process and documents needed for review. Claim filed for XXX damage, date of loss XX/XX/XXXX. Claim funds received XX/XX/XXXX in the amount of $X.XX and sent to borrower on XX/XX/XXXX. No final inspection to verify repairs are completed. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Claim filed for XXX damage, date of loss XX/XX/XXXX. Claim funds received XX/XX/XXXX in the amount of $X.XX and sent to borrower on XX/XX/XXXX. No final inspection to verify repairs are completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/23/2023
843201504	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX regarding property tax payment. Borrower called XX/XX/XXXX regarding late fee on account and requested waiver of fee. Borrower called XX/XX/XXXX regarding payment increase. Servicer advised increase is due to taxes and insurance. Loss mitigation dispute was received XX/XX/XXXX. Borrower stated prior servicer agreed to modification that was never completed. This is duplicate dispute from XX/XX/XXXX and no new material has been provided for dispute. Servicer provided prior servicer transaction history. Borrower called XX/XX/XXXX regarding updated insurance policy. On XX/XX/XXXX borrower called to confirm payment was received. Borrower called XX/XX/XXXX to confirm payment was received. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	05/31/2023
843201917	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan was in Chapter XX bankruptcy. Borrower called XX/XX/XXXX regarding insurance claim. Contact with borrower from XX/XX/XXXX to XX/XX/XXXX was regarding insurance claim documents and draw checks. Bankruptcy was discharged XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX to see about setting up payments online. Borrower called XX/XX/XXXX to request final inspection for insurance claim. Borrower called XX/XX/XXXX regarding inspection. Servicer advised inspection was cancelled as borrower told inspector repairs were not ready. Property was in XXX disaster area XXX for XXX on XX/XX/XXXX, no evidence of damages from disaster. XX% inspection completed XX/XX/XXXX and claim was closed on XX/XX/XXXX. Borrower called XX/XX/XXXX regarding new insurance policy information. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/30/2023
843202055	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on process for reporting property damage and was transferred to loss draft. The borrower also inquired on new claim due to XXX damage from XX/XX/XXXX and received a claim check in the amount of $X.XX. Borrower was advised to send in the claim check along with adjuster's report. Advised borrower to review all documents received as well. Comment on XX/XX/XXXX noted that the check was going to be sent to the borrower with stamp and go endorsement. On XX/XX/XXXX, the borrower inquired on status of loss draft check and advised the borrower of being endorsed to them. Provided borrower with loss draft contact information. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/09/2023
843202106	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[2] Occupancy - Non Owner Occupied

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower called in for an online password reset. On XX/XX/XXXX, the borrower called in for help with the online portal. The borrower made a payment on XX/XX/XXXX. On XX/XX/XXXX, the borrower promised to make an online payment no later than XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to make a payment. There was no further contact with the borrower. The loan has been performing throughout the review period.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/20/2023
843202004	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution

[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation

[2] Occupancy - Non Owner Occupied

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX regarding insurance claim. Servicer advised of documents needed to process claim. Claim funds in the amount of $X.XX received on XX/XX/XXXX. Borrower called XX/XX/XXXX for claim check status. Servicer advised is in process of endorsement and will be mailed. No evidence of final inspection to verify repairs are completed. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Claim filed for unspecified damages noted on XX/XX/XXXX. Claim funds in the amount of $X.XX received on XX/XX/XXXX and released to borrower on XX/XX/XXXX. No evidence of final inspection to verify repairs are completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/29/2023
843202034	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. The borrower made payments by phone on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. A written credit reporting dispute was completed on XX/XX/XXXX. The borrower claims fraud; however, account information was found to be accurate as of the date reported and the dispute was closed. The borrower made payments by phone on XX/XX/XXXX and XX/XX/XXXX. Another written credit reporting dispute was completed on XX/XX/XXXX. The borrower claims fraud; however, account information was found to be accurate as of the date reported and the dispute was closed. The borrower made payments by phone onXX/XX/XXXX and XX/XX/XXXX. The loan has been performing throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	07/03/2023
843201101	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower wanted information on the account and was advised that they would need to contact their attorney to discuss account. On XX/XX/XXXX, the borrower requested attorney contact information in order to get authorization. Bankruptcy was discharged on XX/XX/XXXX. On XX/XX/XXXX, the borrower wanted to know if the payment they made went through and advised them that the payment did go through. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	03/14/2023
843201118	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There has been no contact with the borrower and no attempts to contact the borrower during the review period. The loan was in chapter XX bankruptcy until XX/XX/XXXX. The account has been current throughout the review period.	05/31/2023	02/23/2023
843202037	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX regarding escrow surplus check; deceased co-borrower's name is on check. Borrower stated has already sent in death certificate. Check was voided and re-issued. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/13/2023
843202092	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There has been no contact with borrower and no attempts to contact borrower. Loan has been performing for the duration of the review.	05/31/2023	06/23/2023
843200761	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX an agent contacted the borrower to advise that the insufficient funds fee was waived. On XX/XX/XXXX and XX/XX/XXXX the borrower called to schedule a payment. On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the approved modification was discussed. On XX/XX/XXXX the approved modification was discussed and the borrower had questions regarding the insurance. On XX/XX/XXXX and XX/XX/XXXX the borrower called to go over the modification terms. On XX/XX/XXXX the borrower had questions and concerns regarding the modification terms. The agent assisted and the borrower scheduled a payment. On XX/XX/XXXX the borrower called to discuss the escrow account and to confirm that the new insurance policy was received. The modification was discussed. On XX/XX/XXXX the borrower stated that they are working and requested a call back. On XX/XX/XXXX The borrower made a promise to sign and notarize the final modification documents on XX/XX/XXXX. On XX/XX/XXXX the borrower stated that they are in the process of finding a notary to notarize the final modification documents and scheduled a payment. On XX/XX/XXXX an agent contacted the borrower to follow-up on the final modification documents. The borrower stated that they have a scheduled appointment with the notary on XXX. On XX/XX/XXXX the borrower called to make sure that they are setup on automated payments and asked about the 1098 form. The agent advised that those will be sent out on XX/XX/XXXX. A payment was scheduled. On XX/XX/XXXX the borrower called to confirm that the XXX payment was received. The agent advised to allow up to three business days. On XX/XX/XXXX the borrower called to find out why the payment had not cleared the account. The agent advised that due to the long weekend that it may be pending. The borrower was instructed to also call their bank. On XX/XX/XXXX the borrower stated that the payment didn't clear the account and will call back to make the payment again. On XX/XX/XXXX the borrower called to discuss the payment change. and stated that the reason for default was due to the payment adjustment. On XX/XX/XXXX the borrower scheduled a payment to be drafted on XX/XX/XXXX. On XX/XX/XXXX the borrower scheduled a payment and requested to change the payment due date. The agent advised that they will need to refinance with new terms. On XX/XX/XXXX the borrower scheduled a payment to be drafted on XX/XX/XXXX. On XX/XX/XXXX an agent contacted the borrower in regards to the XXX payment. The borrower promised to call back within the week. On XX/XX/XXXX the borrower scheduled a payment to be drafted on XX/XX/XXXX. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	07/03/2023
843200351	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called for the payment address. On XX/XX/XXXX a chapter XX was discharged. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss the flood insurance and servicer transfer. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss the flood insurance. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss the insurance policies. On XX/XX/XXXX and XX/XX/XXXX the third-party agent called to discuss the insurance. No further contact noted. The loa is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	07/03/2023
843200530	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on insurance and was advised of loan being non-escrowed. XXX disaster for XXX was declared on XX/XX/XXXX. On XX/XX/XXXX, the borrower inquired on escrow. Advised the borrower of being escrowed and escrow shortage. On XX/XX/XXXX, the borrower inquired on credit reporting and was advised to send in written request. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, the borrower processed a payment in the amount of $X.XX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: XXX disaster for XXX, disaster number XXX, as declared on XX/XX/XXXX. No damage was noted.	05/31/2023	07/03/2023
843202334	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No evidence of contact from XX/XX/XXXX through XX/XX/XXXX. The borrower called on XX/XX/XXXX to advise they have a claim check for $X.XX but has the prior servicer on the check. The borrower called again on XX/XX/XXXX stating they need to get the claim check endorsed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XX/XX/XXXX the borrower called stating they have a claim check for $X.XX but has the prior servicer on the check. Details of the damages were not provided. Comments referenced a review of the claim and status. Request were submitted to review if the claim was previously denied. Notes on XX/XX/XXXX stated documentation showing claim was denied or the claim check was required to progress the claim. No evidence of completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/20/2023
843200388	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the borrower called and made a payment for $X.XX for XX/XX/XXXX and a second payment for $X.XX for XX/XX/XXXX.  There was no additional contact.  The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/12/2023
843200937	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Property was in XXX disaster area XXX for XXX declared XX/XX/XXXX. No evidence of damages per inspection on XX/XX/XXXX. Borrower called XX/XX/XXXX and XX/XX/XXXX. regarding new insurance claim for XXX damages. Servicer advised of documents needed for claim process. Claim funds received XX/XX/XXXX in the amount of $X.XX. Borrower called XX/XX/XXXX for status of claim check. Servicer advised endorsement is in process. Funds were released to borrower on XX/XX/XXXX. No evidence of inspection to verify repairs are completed. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim filed for XXX damage noted on XX/XX/XXXX. Claim funds received XX/XX/XXXX in the amount of $X.XX. Funds were released to borrower on XX/XX/XXXX. No evidence of inspection to verify repairs are completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	07/03/2023
843200516	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called to make a payment. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/30/2023
843200255	XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. File was in active Chapter XX bankruptcy. Borrower called XX/XX/XXXX to verify payment amount. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX and stated is waiting on XXX approval to reinstate loan but will continue with modification in case funds are not approved. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX and stated he signed XXX agreement that will reinstate loan and he will make additional payments. Servicer advised modification will close once account is current. Borrower called XX/XX/XXXX to confirm funds received. Borrower called XX/XX/XXXX and paid difference of short payment. Borrower called XX/XX/XXXX regarding credit reporting. Servicer advised due to bankruptcy account will not report. Borrower called XX/XX/XXXX regarding partial payments. Bankruptcy was dismissed XX/XX/XXXX. Borrower called XX/XX/XXXX regarding suspense balance. Servicer advised that partial payments are put in this account until full payment is received. Borrower called XX/XX/XXXX and stated will make payment by XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX and scheduled payment for XX/XX/XXXX. On XX/XX/XXXX borrower made payment on account. On XX/XX/XXXX borrower scheduled payment for XX/XX/XXXX. On XX/XX/XXXX borrower called to make payment and cancelled draft for XX/XX/XXXX. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.  Prior Chapter XX BK #XXX dismissed XX/XX/XXXX. Prior Chapter XX BK #XXX dismissed XX/XX/XXXX. Prior Chapter XX BK #XXX dismissed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	07/03/2023
843200200	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX an authorized third party called to request a final inspection. On XX/XX/XXXX the borrower called to request a final draw in the amount of $X.XX. There was no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX an authorized third party called in regards to the lender placed insurance letter and advised that they already have insurance. The update policy information was provided. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/08/2023
843201772	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the spouse inquired why the billing statement shows that owes $X.XX.  The servicer confirmed that is only showing is due for $X.XX for XXX.  The agent confirmed that there is no insurance policy on file and could shop around for own hazard policy.  On XX/XX/XXXX, three payments for $X.XX were scheduled for XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX.  On XX/XX/XXXX, the servicer requested a copy of the adjuster’s estimate of damages.  On XX/XX/XXXX, a payment was promised.  On XX/XX/XXXX, a payment was scheduled.  On XX/XX/XXXX, the authorized spouse stated that the automatic payments were set up on XX/XX; but a letter was received with a late charge reflected.  The agent advised that could pay that either over the phone or online; but to avoid the charge, the payment needs to be made within the grace period.  On XX/XX/XXXX, the borrower’s spouse scheduled a payment for $X.XX on XX/XX/XXXX.  The payment is late due to a loss of income.  There is no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  A new claim was opened on XX/XX/XXXX due to loss draft funds on file.  The adjuster’s report is pending receipt per notes dated XX/XX/XXXX.  The damage details and repair stratus were not indicated.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/26/2023
843201778	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower was under impression that they were making payments. Borrower made a payment in the amount of $X.XX to cover XX payments. On XX/XX/XXXX, authorized third party discussed options and thought that the borrower was under review for a modification. Advised third party of borrower not qualifying for modification. Authorized third party was advised that financials were updated and loan now qualifies for modification. Modification was submitted for approval. On XX/XX/XXXX, authorized third party was advised of modification approval and loan modification trial in process. On XX/XX/XXXX, authorized third party scheduled trial payment. On XX/XX/XXXX, authorized third party scheduled trial payment. On XX/XX/XXXX, authorized third party discussed final modification documents and on XX/XX/XXXX, the loan modification was processed. On XX/XX/XXXX, the borrower advised that they had to open a 2nd claim for damage due to XXX and went over claim process. Borrower stated that they had to fire the contractor and no repairs have been done. On XX/XX/XXXX, the borrower inquired on XXX payment and was advised of being denied on XX/XX/XXXX due to non-sufficient funds. Borrower confirmed phone payment on XX/XX/XXXX that was made through the automated system and that the payment was processed. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage was noted with a date of loss of XX/XX/XXXX. Claim was filed for XXX and claim check was received on XX/XX/XXXX in the amount of $X.XX. Comment on XX/XX/XXXX reflects borrower stated that they only received on check for $X.XX and never received the other. No resolution to XXX. Comment on XX/XX/XXXX indicated that a 2nd claim was filed due to XXX. No repairs have been done since the borrower fired the contractor. No evidence of damage being resolved.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	07/03/2023
843200318	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower stated they had a death in the family and made a promise to pay. On XX/XX/XXXX, the borrower stated they were waiting on funds from their spouse’s life insurance policy. On XX/XX/XXXX, the borrower stated they were still waiting for funds to reinstate their account. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower made a promise to pay. There was no further contact noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/30/2023
843201967	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were XX attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX and XX/XX/XXXX, the borrower called in for the 1098 information. On XX/XX/XXXX, the borrower called in for loss draft information about the $X.XX insurance check that was received for XXX damage. Contact on XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX were regarding the insurance claim. There was no further contact with the borrower. The loan has been performing throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Insurance funds were received in the amount of $X.XX for XXX damage to the property on XX/XX/XXXX. The XXX caused XXX. The claim is monitored and pending the adjusters report for the initial draw.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: The property is located in a XXX disaster area affected by XXX as declared on XX/XX/XXXX.	05/31/2023	06/30/2023
843200609	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower wanted to know if they could make partial payments online and was advised of no. Borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower advised that they will make a payment at the end of the month. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX using two accounts. On XX/XX/XXXX, the borrower stated that XXX was sent. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/26/2023
843200610	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower stated their payment was sent in the mail. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower called in to file a loss draft claim due to XXX damage. A Stamp and Go approval was granted, on XX/XX/XXXX, and the loss draft claim was closed. On XX/XX/XXXX, the borrower requested a change to their payment due date. On XX/XX/XXXX, the borrower needed assistance with getting a new insurance policy. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower called in needing assistance making their payment online. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower set up a partial payment.  On XX/XX/XXXX, the borrower inquired about a new modification program. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower made a promise to pay. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: A loss draft claim was filed, due to XXX damage; on XX/XX/XXXX, the loss draft claim was granted a Stamp and Go approval and the claim is closed.	05/31/2023	06/16/2023
843202247	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No evidence of contact from XX/XX/XXXX through XX/XX/XXXX. The borrower called each month from XX/XX/XXXX through XX/XX/XXXX to make the monthly payment. The borrower called on XX/XX/XXXX to confirm the status of the insurance claim and funds. On XX/XX/XXXX the borrower called requested their 1098 statement. No further evidence of borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Notes on XX/XX/XXXX indicated a claim check was received and deposited in the amount of $X.XX for XXX damages caused on XX/XX/XXXX. The claim was classified as stamp and go and the funds were released to the borrower on XX/XX/XXXX. No evidence of completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/16/2023
843202234	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A loss draft claim was filed, due to XXX damage, on XX/XX/XXXX. As of the review date, the claim remains open pending completion of the repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: No borrower contact established; the loan is current and performing.	05/31/2023	06/22/2023
843201777	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called on XX/XX/XXXX to make a payment. No evidence of contact from XX/XX/XXXX through XX/XX/XXXX. The borrower called on XX/XX/XXXX and made the XX trial payment. The borrower confirmed hardship due to curtailment of income. On XX/XX/XXXX the borrower discussed the status of the mod review and made XX trial payment. The modification was processed on XX/XX/XXXX. No contact from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower called regarding a check the received for an insurance claim. No further evidence of borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comments on XX/XX/XXXX referenced a claim was filed for XXX damages caused on XX/XX/XXXX. A check for $X.XX was received per same comments. The funds were released on XX/XX/XXXX. No reference to completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/12/2023
843201780	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX regarding modification. Borrower called XX/XX/XXXX and stated payment was made and account should be current. Servicer requested proof of payment. Borrower called XX/XX/XXXX to make payment on account. Servicer advised one payment cannot be accepted unless on repayment plan or modification. Modification was denied as borrower did not return requested documents. Borrower called XX/XX/XXXX and authorized 3rd party to speak on account. Servicer explained reason for modification denial and of amount needed to bring loan current. Borrower called XX/XX/XXXX regarding payment that was sent. Servicer advised no payment was received. Borrower called XX/XX/XXXX to make payment and discuss deferral. Deferral was completed XX/XX/XXXX. Authorized third party called regarding lock on door. Servicer sent request to property preservation to remove lock. Authorized third party called XX/XX/XXXX to discuss lock removal. Borrower called XX/XX/XXXX regarding insurance information. Borrower called XX/XX/XXXX and requested escrow analysis now that lender insurance has been removed. Authorized third party called regarding new locks on door; borrower does not have keys that fit any of the doors and requested locksmith reimbursement. Authorized third party called XX/XX/XXXX regarding payment; he did not intend to pay late fee and requested refund of fee. Party called XX/XX/XXXX and servicer advised request was denied as no servicer error. Borrower called XX/XX/XXXX and XX/XX/XXXX regarding refund check; requested by re-issued as has deceased borrower name. Borrower called XX/XX/XXXX regarding duplicate payment. Authorized third party called XX/XX/XXXX regarding property inspections. There was no further contact with borrower. Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	07/02/2023
843200722	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had an account related inquiry.  There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/21/2023
843200019	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX borrower scheduled XX payments on account. Borrower called XX/XX/XXXX and requested copy of billing statement. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX for assistance on account; borrower is unable to afford payment increase. Borrower called XX/XX/XXXX and stated other borrower is going to hospital and may not make it. Borrower called XX/XX/XXXX and stated other borrower has passed away. Borrower called XX/XX/XXXX for assistance options on account. Contact from XX/XX/XXXX to XX/XX/XXXX was regarding documents for modification review. Borrower called XX/XX/XXXX and stated will make payment by XX/XX/XXXX. Borrower called XX/XX/XXXX to discuss options on account and escrow payment. ON XX/XX/XXXX borrower stated is working on payment and will try and make payment by XX/XX/XXXX. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/09/2023
843202219	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower called to confirm that the payment was received. The agent confirmed that the payment was received and the account is setup on automated payments. There has been no further communication with the borrower from XX/XX/XXXX-XX/XX/XXXX. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/14/2023
843201628	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No evidence of contact prior to XX/XX/XXXX. The borrower called at that time to make a payment. On XX/XX/XXXX the borrower called in a payment. The borrower later called on XX/XX/XXXX regarding damages and claim checks; no further information was provided. No further evidence of borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower called on XX/XX/XXXX stating their was damage to the property and referenced claim checks; no further details were provided. No evidence of funds being received for a claim or repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/14/2023
843201906	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan was in active Chapter XX bankruptcy. Bankruptcy was discharged on XX/XX/XXXX. Borrower called XX/XX/XXXX regarding billing statement. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	05/09/2023
843201828	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Comments were minimal due to limited borrower contact and bankruptcy. The borrower called on XX/XX/XXXX about getting a letter of authorization to discuss the account during the bankruptcy. The borrower called on XX/XX/XXXX to report a claim for damages. The bankruptcy was discharged on XX/XX/XXXX. No further evidence of contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower called on XX/XX/XXXX to report a claim for unspecified damages. The claim was classified as non-monitored. A check for $X.XX was received on XX/XX/XXXX, and the funds were released to the borrower on the same day. No reference to any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	05/03/2023
843201057	XXXX	XXXX	XXXX	3	[3] Loan has evidence of title issue(s). [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called and made a payment. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX The borrower called in advance to make changes to the payment. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  On XX/XX/XXXX an XXX lien issue noted with no details provided. On XX/XX/XXXX XXX responded with in the process of a release. No evidence this was received.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/14/2023
843200404	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower requested a payoff statement. On XX/XX/XXXX, the borrower requested a payment history.  On XX/XX/XXXX, the borrower made a payment. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XX/XX/XXXX, the borrower called in to file an insurance claim due to unspecified damage. As of the review date, there is no indication that the claim was closed or that the repairs were completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/14/2023
843201752	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: The was no contact with an attempt only on XX/XX/XXXX. The loan has been performing throughout the review period.	05/31/2023	06/14/2023
843202266	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called XX/XX/XXXX regarding fees on account. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX and stated will make payment online. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/14/2023
843200140	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower advised that they were provided insurance claim check information and was transferred to insurance department. On XX/XX/XXXX, the borrower requested to remove paperless options. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Unknown damage was noted on the property on XX/XX/XXXX. Insurance claim check information was noted on XX/XX/XXXX but no specifics of claim or damage was provided. No evidence of damage being resolved.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/14/2023
843202256	XXXX	XXXX	XXXX	3	[3] Loan has evidence of title issue(s). [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the borrower accepted the Covid plan.  On XX/XX/XXXX and XX/XX/XXXX, the servicer discussed a possible deferment after the pandemic forbearance plan.  On XX/XX/XXXX and XX/XX/XXXX, payments were promised.  On XX/XX/XXXX, the homeowner stated that fell behind due to miscommunication regarding the post pandemic forbearance options.  On XX/XX/XXXX, the borrower stated that the self-employment income has been reduced for the moment.  On XX/XX/XXXX, a payment was promised.  On XX/XX/XXXX, the customer plans to reinstate the loan in a couple of weeks.  On XX/XX/XXXX, the homeowner stated that will reinstate the loan once sells another property.  On XX/XX/XXXX, the borrower stated that tried to wire the funds; but will send a cashier’s check instead.  The servicer provided the payment mailing address.  On XX/XX/XXXX, the customer advised that sent a cashier’s check to reinstate the loan.  On XX/XX/XXXX, the homeowner called since the loan shows that it is still in foreclosure although made a lump sum payment to reinstate the loan.  The loan was reinstated on XX/XX/XXXX and the foreclosure proceedings were dismissed on XX/XX/XXXX.  On XX/XX/XXXX, the borrower called to set up automatic draft payments and to make a payment.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  The mortgage includes an inadequate legal description and only describes an "Existing Servitude of Passage ". (It also cites XX instead of XX by mistake.)  It appears that the portion of land described in XX, XX being XX is missing from the legal description.  A title claim was recommended to have the mortgage legal description corrected / reformed per notes dated XX/XX/XXXX.  There was no further title curative work since the loan was reinstated on XX/XX/XXXX.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/14/2023
843200227	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in about flood insurance and asked why her payment increased. Contact on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, and XX/XX/XXXX were regarding insurance information on the account. On XX/XX/XXXX, the borrower placed a dispute regarding the insurance refund that is due the borrower. On XX/XX/XXXX, the borrower called in about a PMI letter that was received. An escrow refund dispute was placed on XX/XX/XXXX. A dispute resolution letter was sent out on XX/XX/XXXX. On XX/XX/XXXX, the borrower called in for billing statements. There was no further contact with the borrower. The loan has been performing throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/14/2023
843202175	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower had questions regarding the statement. On XX/XX/XXXX the borrower called to make a payment but was in a hurry. They made a promise to pay via the web. On XX/XX/XXXX the borrower called to make a payment and stated that they were covid impacted. On XX/XX/XXXX, XX/XX/XXXX,  XX/XX/XXXX and On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower called to setup a payment and stated that they have a claim check. On XX/XX/XXXX the borrower called to schedule a payment. On XX/XX/XXXX the borrower made a promise to pay by the end of the month. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower called on XX/XX/XXXX to advise that they received a claim check. The damage type was not provided and the claim status was unable to be determined.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/14/2023
843202213	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There has been no contact with borrower and no attempts to contact borrower. Loan has been performing for the duration of the review.	05/31/2023	06/14/2023
843200166	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss the account. There has been no further contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/14/2023
843202259	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had a payment related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments reflect a loss draft claim was filed, on XX/XX/XXXX, due to unspecified damage. The comments don't reflect the property's repairs being completed or the claim being closed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/14/2023
843202217	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[2] Occupancy - Non Owner Occupied

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX-XX/XX/XXXX the authorized third party called to discuss an assumption. On XX/XX/XXXX the third party stated is looking for insurance. On XX/XX/XXXX the third party called and made a payment. On XX/XX/XXXX-XX/XX/XXXX the third party called to discuss the assumption/ modification. A forbearance plan was set up with no terms provided. On XX/XX/XXXX after the service transfer the third party called for the status of loss mitigation and was provided what is needed to be authorized. On XX/XX/XXXX-XX/XX/XXXX the third party called to discuss the account and made a payment to reinstate the loan. On XX/XX/XXXX and XX/XX/XXXX the forbearance plan from XX/XXXX-XX/XXXX was closed and the modification denied. On XX/XX/XXXX a X month payment deferral was completed. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the third party called to get new payment information. On XX/XX/XXXX contact made, and a payment was completed. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX contact made with the third party who made a payment. On XX/XX/XXXX contact made with the third party who made a payment. No further contact noted. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/20/2023
843200401	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower called in to make a payment. On XX/XX/XXXX, the borrower called in to see why the statement came to them instead of their bankruptcy attorney. The borrower made a payment on XX/XX/XXXX. Contact on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, and XX/XX/XXXX consisted of modification information and trial payments. The borrower made a payment on XX/XX/XXXX and set up ACH on XX/XX/XXXX. On XX/XX/XXXX, the borrower called in for status of the payment. There was no further contact with the borrower. The loan has been performing for the past XX months.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/08/2023
843201717	XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the homeowner wanted to see about the equity and was provided refinance information.  On XX/XX/XXXX, the borrower discussed the escrow account.  On XX/XX/XXXX, a payment was promised.  On XX/XX/XXXX, the customer called regarding the insurance change.  The servicer confirmed that it has been updated.  On XX/XX/XXXX, the homeowner advised that mailed the payment for $X.XX on XX/XX/XXXX.  On XX/XX/XXXX, the borrower requested a payoff quote.  On XX/XX/XXXX, a payment was promised.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  A prior Chapter XX case #XXX and Chapter XX case #XXX were dismissed per notes dated XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: The property was located in a XXX disaster area declared on XX/XX/XXXX due to XXX per notes dated XX/XX/XXXX. A disaster inspection was completed per notes dated XX/XX/XXXX. No damage was reported.	05/31/2023	07/02/2023
843200810	XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower scheduled a payment in the amount of $X.XX. XXX disaster for XXX was declared on XX/XX/XXXX. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower discussed assistance to repair home from XXX damage. Advised the borrower that the lender placed insurance is for the lender and not the homeowner. On XX/XX/XXXX, the borrower discussed escrow and discussed escrow analysis. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment on XX/XX/XXXX reflects unspecified damage from XXX. No evidence of claim filed or damage resolved.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: XXX disaster noted for XXX, disaster number XXX, as declared on XX/XX/XXXX. Unspecified damage was noted on XX/XX/XXXX. No evidence of being repaired.	05/31/2023	06/08/2023
843200243	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower’s power of attorney called in to submit authorization documents. On XX/XX/XXXX, the third party called in to make sure their documents were received. On XX/XX/XXXX, the borrower made a payment by phone. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower’s power of attorney informed the Servicer that the borrower had passed away on XX/XX/XXXX and they would submit the borrower’s death certificate. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	07/03/2023
843201719	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower inquired on check being re-issued with just their name and advised that the other borrower passed away. Advised the borrower that the check cannot be re-issued for that reason and that the check would be put back into escrow if not cashed. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/16/2023
843200496	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower deceased as of XX/XX/XXXX. Authorized third party called XX/XX/XXXX regarding names on account; stated her name is on note. There are no other borrowers on note and spouse of deceased borrower has not sent in proper documentation to be authorized on account now that borrower is deceased. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/14/2023
843200266	XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX-XX/XX/XXXX the borrower called to discuss an active claim giving authorization for a third party. On XX/XX/XXXX the claim funds of $X.XX was received and deposited for XXX loss on XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss a fee charged. Also, a draw of $X.XX was sent to the borrower. From XX/XX/XXXX-XX/XX/XXXX the borrower called of the status of the claim check. No contact from XX/XX/XXXX-XX/XX/XXXX no contact noted. On XX/XX/XXXX the borrower called to schedule an inspection. On XX/XX/XXXX the inspection returned with XX% completed repairs. On XX/XX/XXXX the contractor called for the status of the claim. Also, the borrower called for the insurance bill received. On XX/XX/XXXX claim funds of $X.XX was mailed to the borrower. On XX/XX/XXXX contact made with the borrower for a payment. On XX/XX/XXXX-XX/XX/XXXX contact with the contractor for the status of the claim check. The inspection competed on XX/XX/XXXX resulted in XX% complete. The remaining claim funds to be sent. On XX/XX/XXXX the third party was advised the final draw was requested. On XX/XX/XXXX funds of $X.XX was sent to the borrower. On XX/XX/XXXX the borrower called for the loss draft department. On XX/XX/XXXX claim funds of $X.XX was sent to the borrower. The claim was closed on XX/XX/XXXX. On XX/XX/XXXX the borrower made a payment. On XX/XX/XXXX the third party called to discuss the claim checks. On XX/XX/XXXX the borrower called to discuss the late fees on statement. On XX/XX/XXXX the third party called and stated the insurance check was not received and had the insurance company reissue. On XX/XX/XXXX-XX/XX/XXXX the third party called to discuss the claim funds received and mailed to the borrower. On XX/XX/XXXX the third party called and made a payment. On XX/XX/XXXX the third party called to discuss the payment increase. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  Prior chapter XX case #XXX was discharged on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/22/2023
843200323	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: During the review period, there were XX contact attempts with no contact noted. Loan is performing and next due for XX/XX/XXXX.	05/31/2023	06/30/2023
843200031	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower stated will make payment online on XX/XX/XXXX. Borrower also stated other borrower has been deceased since XXXX. Servicer advised to send in death certificate and other paperwork. On XX/XX/XXXX borrower stated will make payment by XX/XX/XXXX. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/12/2023
843200035	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX  No evidence of contact from XX/XX/XXXX through XX/XX/XXXX. The borrower called on XX/XX/XXXX to discuss the account status and reason for hardship being resolved. The borrower also requested a deferment to bring loan current. A XX-month deferment was completed on XX/XX/XXXX. No contact from XX/XX/XXXX through XX/XX/XXXX. The borrower called on XX/XX/XXXX inquiring about the increase in their payment. The servicer advised due to lender placed insurance. The borrower stated they have their own and would send in the policy. Notes on XX/XX/XXXX indicated the property was located in a XXX zone for XXX; no damages reported. A payment was called in on XX/XX/XXXX. No further evidence of contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	07/03/2023
843200181	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The comments on XX/XX/XXXX indicate that a XXX disaster inspection was performed due to XXX and the property was found to have XXX damage. There was no evidence that a claim was filed or that repairs were made.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There has been no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. No skip tracing efforts were noted. The comments on XX/XX/XXXX indicate that the property was located in a XXX disaster area due to XXX. XXX damage was found during a property preservation inspection. There was no evidence that a claim was filed or that XXX repairs were made. No other detrimental issues were noted. The loan is currently performing.	05/31/2023	06/08/2023
843200804	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had questions about their payments during their loan’s Servicing transfer. On XX/XX/XXXX, the borrower inquired about a loss draft check for $X.XX; the borrower stated that those funds were not from an insurance claim but a loan modification with their prior Servicer. On XX/XX/XXXX, the borrower inquired about the loss draft funds. On XX/XX/XXXX, the borrower requested the $X.XX in their loss draft bucket be applied to their loan balance. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower requested a copy of their hazard policy. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower requested their escrow payment be removed. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX3, the borrower had a payment related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comments, dated XX/XX/XXXX, reflect that the borrower's prior Servicer granted the borrower a loan modification with $X.XX in funds to be held in suspense for XXX repairs. The comments do not provide any additional details about the property's XXX damage or if the repairs were completed. There is no active loss draft claim on file.  Property repair is in process.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/08/2023
843202225	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the customer called because could not view the letters that were on the website.  The agent opened a workout after explaining the letters.  On XX/XX/XXXX, the homeowner stated that can not afford to pay the total amount due after completing the forbearance plan with the prior servicer.  The customer provided the monthly income to be considered for assistance.  On XX/XX/XXXX and XX/XX/XXXX, the servicer advised that the modification is pending a valuation.  On XX/XX/XXXX, and XX/XX/XXXX, the first XX trial payments were made.  On XX/XX/XXXX, the final trial payment for $X.XX was scheduled for XX/XX/XXXX.  The reason for default was cited impact from Covid.  The property was confirmed to be occupied.  On XX/XX/XXXX, the borrower called to change the date of the scheduled final trial payment from XX/XX/XXXX to XX/XX/XXXX.  The servicer discussed how to finalize the modification process.  There was no additional contact.  The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/20/2023
843200869	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called to discuss the service release and active forbearance plan. On XX/XX/XXXX the borrower stated that they were on a forbearance because they lost their job and their income was reduced. The agent advised that the account is in foreclosure and a short sale/deed in lieu was discussed. The borrower may rent out their basement. On XX/XX/XXXX the borrower called to advise that they were in the middle of a loan modification with the prior servicer and made all XX trial payments but was not approved. Verbal income was taken and a modification was discussed. On XX/XX/XXXX the comments indicate that a borrower is deceased. On XX/XX/XXXX an authorized third party called to advise that they have the trial modification approval letter from the previous servicer. The agent instructed the third party to send the letter via email. On XX/XX/XXXX an agent informed the borrower that the terms of the approved modification was received and they will honor the modification. The borrower stated that they have a long term illness and wanted all correspondence to go through their XXX counselor. On XX/XX/XXXX the borrower declined the XXX assistance number and made a payment. On XX/XX/XXXX the borrower stated that the reason for default was due to a curtailment of income and scheduled a trial payment. On XX/XX/XXXX an authorized third party called to discuss the modification terms. On XX/XX/XXXX the borrower made a trial payment. On XX/XX/XXXX an outbound call was made to an authorized third party to go over the terms of the modification. On XX/XX/XXXX an authorized third party called with questions regarding the final modification documents. On XX/XX/XXXX the borrower called to make the trial modification payment and confirmed that the final modification documents were received on XX/XX/XXXX. On XX/XX/XXXX an authorized third party called to discuss the modification terms not matching the modification. The agent escalated the issue and advised to follow up next week. On XX/XX/XXXX an authorized third party stated that the account should not be past due after the loan was modified. The agent advised that the borrower made a short payment in XXX which left a balance. On XX/XX/XXXX the borrower and an authorized third party called to get an explanation as to why there is still a balance on the account. The agent advised that the payment made in XXX was for the trial payment amount when it should have been the modified payment amount. On XX/XX/XXXX the borrower scheduled a payment. On XX/XX/XXXX the borrower returned the servicer phone call. The agent informed the borrower that the call was as a payment reminder but to disregard because the payment was made. There has been no further contact with the borrower. The loan is currently performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/21/2023
843200864	XXXX	XXXX	XXXX	3	[3] Loan has evidence of title issue(s). [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called to complete the welcome call. Also discussed the active bankruptcy and a modification. On XX/XX/XXXX the foreclosure noted as on hold for the active bankruptcy. On XX/XX/XXXX contact made with the borrower to advise of the approved modification. The borrower asked for no call backs and ended the call. On XX/XX/XXXX and XX/XX/XXXX the borrower called to discuss the modification approval. On XX/XX/XXXX contact with borrower who stated is taking the trial payment to the attorney.  On XX/XX/XXXX contact made with the borrower to obtain attorney authorization. On XX/XX/XXXX-XX/XX/XXXX discussed the final modification with the borrower. On XX/XX/XXXX the bankruptcy was dismissed. The foreclosure hold was removed on XX/XX/XXXX. On XX/XX/XXXX-XX/XX/XXXX the borrower called to discuss the final modification. The loan was modified on XX/XX/XXXX. The foreclosure was closed on XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss the payments after being modified. On XX/XX/XXXX the borrower called for online assistance to make the payment. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX and XX/XX/XXXX the borrower called to have the password reset. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  On XX/XX/XXXX the title issue identified the subject mortgage is not in senior lien position.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/13/2023
843200163	XXXX	XXXX	XXXX	3	[3] Property Damage -XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower was advised of the missing items needed for the modification review. On XX/XX/XXXX  an agent went over the account and workout review with the borrower. On XX/XX/XXXX the borrower called to discuss the account. On XX/XX/XXXX the borrower called to discuss the service release and to go over missing documents. On XX/XX/XXXX the borrower called to go over missing document. On XX/XX/XXXX the borrower made a promise to send in the missing documents. On XX/XX/XXXX the borrower provided clarification on their income tax information. On XX/XX/XXXX the borrower stated that the reason for default was due to covid and the property was a rental at one time and the tenants were no making payments. The borrower had applied for a modification with the prior servicer but was declined. They are going to apply for assistance with the State. On XX/XX/XXXX the agent advised of the total amount due and next due date. The borrower was still interested in a modification. The reason for default was due to illness and unemployment. The property is owner occupied. On XX/XX/XXXX an agent informed the borrower that a valuation is still pending. Once received then they can proceed with a modification review. On XX/XX/XXXX the borrower called to update their contact information. On XX/XX/XXXX the borrower was approved for a trial modification and made all three trial payments by phone. On XX/XX/XXXX the borrower stated that they are waiting on a mobile notary to sign the final modification documents. On XX/XX/XXXX the XXX call was completed and the borrower didn't have any questions. They stated that they signed the final documents and they will be returned sometime during the week. On XX/XX/XXXX an agent informed the borrower that the modification was completed and the loan is current. On XX/XX/XXXX the borrower called to make a payment and inquired about automated payment. On XX/XX/XXXX the borrower called to report a new claim for XXX damage that occurred on XX/XX/XXXX. They received a claim check in the amount of $X.XX. The agent went over the claims process with the borrower.  On XX/XX/XXXX and XX/XX/XXXX the borrower called to confirm that the claim check was received. On XX/XX/XXXX the borrower called to find out if they had a conventional loan. On XX/XX/XXXX the borrower called to see if the check was mailed. The agent advised that the documents have not been received. On XX/XX/XXXX an agent informed the borrower to send in the missing documents needed to process the claim. On XX/XX/XXXX an agent went over the monitored claim process with the borrower. On XX/XX/XXXX the borrower inquired about the negative credit reporting and will be sending a dispute. On XX/XX/XXXX the borrower called for a status on their request to release all of the claim funds. The agent advised that $X.XX was sent via regular mail on XX/XXXX. On XX/XX/XXXX the borrower called to check on the status of the claim and requested more draw funds. The agent advised that an inspection is needed before  additional funds could be released. On XX/XX/XXXX a written credit reporting dispute was received. The reporting was found to be accurate and the issue was resolved. On XX/XX/XXXX the borrower called to advise that the contractor needs more funds. The agent advised that they can send in a materials list and management can review to see if additional funds can be released, The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower filed a claim for XXX damage that occurred on XX/XX/XXXX. A claim check was received in the amount of $X.XX. The claim was classified as monitored. As of XX/XX/XXXX the claim is active and repairs are in process.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	07/03/2023
843201168	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No evidence of contact from XX/XX/XXXX through XX/XX/XXXX. The borrower called on XX/XX/XXXX inquiring if they needed to sign and return the trial plan documents for the mod. The servicer advised no. The servicer informed the borrower on XX/XX/XXXX of the upcoming service release and discussed payments going forward. Authorized third party informed the new servicer on XX/XX/XXXX they were on a trial plan and would fax the docs to prove it. Third party called back the next day to advise they sent in the paperwork. The third party discussed the payment return on XX/XX/XXXX and was informed they still have to setup the trial plan in the system before payment could be accepted. Notes from XX/XX/XXXX through XX/XX/XXXX referenced multiple conversations regarding the modification review and making the required trial payments. The mod was processed on XX/XX/XXXX. Authorized third party called on XX/XX/XXXX to make a payment. A payment was called in on XX/XX/XXXX and again on XX/XX/XXXX. No further evidence of contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	07/01/2023
843201173	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower stated that they were at work and that they do not need a modification. The attorney information was provided and the borrower stated that they will bring the account current. On XX/XX/XXXX the borrower called to request the wiring instructions and will be reinstating the account. On XX/XX/XXXX the borrower called to confirm that the reinstatement funds were received. The agent confirmed that they were received and the payment is next due for XX/XX/XXXX with a trailing prior servicer fee of $X.XX. The borrower made a promise to pay the fee online. There has been no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/09/2023
843200171	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.   On XX/XX/XXXX, the borrower expressed interest in applying for a modification once the Covid protection ends in XX/XXXX.  An extension was processed on XX/XX/XXXX.  On XX/XX/XXXX, the customer inquired when the forbearance plan will end.  The agent opened a review for assistance due to impact from Covid.  On XX/XX/XXXX, the servicer provided the list of missing documents for the review.  On XX/XX/XXXX, a payment was made.  On XX/XX/XXXX, a payment was promised.  On XX/XX/XXXX, the borrower disputed the loan status; stating that made a payment with the prior servicer.  A forbearance plan was approved on XX/XX/XXXX.  Correspondence was received on XX/XX/XXXX showing proof of payment to the prior servicer.   On XX/XX/XXXX, a payment was made.  Owner occupancy was verified.  On XX/XX/XXXX through XX/XX/XXXX, the payment dispute status was discussed.  On XX/XX/XXXX through XX/XX/XXXX, the loss mitigation status was discussed.  On XX/XX/XXXX, a payment was promised.  On XX/XX/XXXX, the payment dispute was discussed.  From XX/XX/XXXX to XX/XX/XXXX, the payment dispute status was discussed.  On XX/XX/XXXX, the customer disputed the delinquency status; stating it should have been current on XX/XX/XXXX when it service transferred.  The servicer replied that the prior servicer has XX days from XX/XX/XXXX – XX/XX/XXXX to send all documentation.  The complaint has been escalated several times.  On XX/XX/XXXX, the homeowner requested a repayment plan after discussing the payment history and bi-weekly application.  On XX/XX/XXXX, the customer finally decided to withdraw request for a repayment plan.  The borrower also disputed the NSF fee.  A reinstatement quote was requested.  Owner occupancy was resolved.  The hardship was described as other and has been resolved.  The modification was denied on XX/XX/XXXX since the borrower decided to reinstate the loan.  The NSF fee for $X.XX was waived per notes dated XX/XX/XXXX.  On XX/XX/XXXX, the homeowner disputed the balance due and the inspection fee.  The agent advised that could send the dispute in writing.  On XX/XX/XXXX, the servicer advised that could not control when the billing statement dated XX/XX/XXXX was mailed.  The loan was confirmed next due on XX/XX/XXXX for $X.XX.  On XX/XX/XXXX, the customer was upset due to a property inspection that took place on XX/XX/XXXX after the loan was reinstated.  The agent advised that the inspection was ordered when the loan was delinquent, and it took a couple weeks for the inspection to be completed.   The borrower also stated that the payments are supposed to be $X.XX, not $X.XX.  The agent advised that could research the matter.  On XX/XX/XXXX, the borrower called to discuss an escrow document about paying the taxes.  The call was transferred to the tax department for assistance.  On XX/XX/XXXX, a payment for $X.XX was made.  On XX/XX/XXXX, the servicer confirmed that the prior servicer paid the taxes on XX/XX/XXXX with payments of $X.XX and $X.XX.  The agent advised that would need to contact the county if there was a double payment.  The customer replied that the county will not provide a refund.  The agent assured that could not help and would need to replenish the escrow balance.  The escrow balance is due and can not be deferred.  The homeowner asked to speak with a supervisor; but the call was lost while on hold.  On XX/XX/XXXX, the homeowner returned the servicer’s call.  On XX/XX/XXXX, the borrower called and made a payment in the amount of $X.XX with the agent.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/29/2023
843200526	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX and noted reason for default as excessive obligations. On XX/XX/XXXX, the borrower stated that they would make a payment on XX/XX/XXXX and borrower stated that they were aware of service transfer. On XX/XX/XXXX and XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower stated that they would make a payment on the XX or XX week of the month. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower discussed escrow analysis and was advised of payment going down to $X.XX, starting on XX/XX/XXXX. On XX/XX/XXXX, the borrower stated that they will make a payment on XX/XX/XXXX. On XX/XX/XXXX, the borrower requested assistance for XXX. Borrower was advised that assistance could only be made if damage was done to the property. On XX/XX/XXXX, the borrower requested a XXX form. On XX/XX/XXXX, the borrower processed a partial payment in the amount of $X.XX. On XX/XX/XXXX, the borrower stated that they received a bill that taxes were not paid and was advised to provide a copy of the bill. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower advised that XXX and needed to start a claim. On XX/XX/XXXX, the borrower stated that they will make a payment in another week. On XX/XX/XXXX, the borrower stated that it may be another week to make a payment. On XX/XX/XXXX, the borrower discussed claim check and advised the borrower that they should be receiving a check and would need to be endorsed. On XX/XX/XXXX, the borrower inquired on loss draft information to send the claim check to and asked if the check needed to be signed. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower inquired on claim status and was advised of claim being submitted for endorsement and will be mailed by this weekend. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower inquired on claim check and was advised of check sent out on XX/XX/XXXX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, there was damage to the property due to XXX. Claim was filed and borrower received claim check on XX/XX/XXXX. Check in the amount of $X.XX was received from the borrower on XX/XX/XXXX. Claim check was endorsed as stamp and go and was sent to the borrower on XX/XX/XXXX. No evidence of damage being resolved.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/09/2023
843200734	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower requested loss draft funds to pay their contractor. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the primary borrower’s death certificate was submitted to the Servicer. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower had a question about their loss draft funds. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower requested a loss draft check be reissued. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower called in to confirm the Servicer had received their property inspection that confirmed repairs were XX% completed. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: A loss draft claim was filed due to XXX damage; as of XX/XX/XXXX, all repairs are XX% completed and all the loss draft funds have been disbursed.	05/31/2023	06/14/2023
843200675	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX an authorized third party called regarding a letter they received. On XX/XX/XXXX an authorized third party wanted to know why they keep receiving letters stating that the deceased borrower documents were not received when they had already sent them in. On XX/XX/XXXX an authorized third party requested to speak with a supervisor regarding missing documents. On XX/XX/XXXX an authorized third party stated that the sent in the deceased borrower documents but keeps receiving letters stating that the documents are still needed. The agent provided a fax number and requested that they re-send the documents. On XX/XX/XXXX an authorized third party called to confirm that the last will and testament was received. The agent confirmed receipt. On XX/XX/XXXX an authorized third party called to discuss assumption options and requested a packet. There has been no further contact with the successor in interest. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/08/2023
843200724	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called each month from  XX/XX/XXXX to XX/XX/XXXX to make payments on account. Borrower called XX/XX/XXXX and stated does not get retirement check until XX/XX/XXXX and will make payment. Borrower asked how much late fee would be for payment.  Borrower called XX/XX/XXXX regarding late fee on account. Borrower called XX/XX/XXXX regarding XXX damage claim. Servicer went over documents needed to process claim. Servicer also requested inspection from prior claim so other funds in restricted escrow can be released. Borrower called XX/XX/XXXX and requested copy of billing statement. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim filed for XXX damage, date of loss XX/XX/XXXX. Claim funds in the amount of $X.XX received on XX/XX/XXXX. No evidence of inspection to verify repairs are completed.  There is also prior claim for XXX issues noted on XX/XX/XXXX and funds are in restricted escrow for this claim. Prior servicer notes state that claim was filed for XXX damage with servicer before them. Funds in the amount of $X.XX were distributed but there is evidence of supplemental check of $X.XX that is still in escrow. Servicer has advised borrower to send in inspection for prior claim for closure.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/15/2023
843200488	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There was no contact with borrower and one attempt to contact. Borrower is deceased and there is no authorized third party noted on account. Loan is performing.	05/31/2023	06/14/2023
843200731	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX and XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX regarding escrow overage check. Servicer went over escrow account. Borrower called XX/XX/XXXX regarding escrow account and rate on account. Borrower called XX/XX/XXXX to file claim for XXX damage to XXX. No evidence claim funds received. On XX/XX/XXXX borrower stated XXX has been completed but there has not been inspection to verify repairs completed. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim filed XX/XX/XXXX for XXX damage to XXX. No evidence claim funds received. On XX/XX/XXXX borrower stated XXX has been completed but there has not been inspection to verify repairs completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/27/2023
843201436	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No evidence of contact prior to XX/XX/XXXX. An authorized third party called at that time to confirm the XXX payment was received. Comments on XX/XX/XXXX indicated the property was located in a XXX zone for XXX declared on XX/XX/XXXX. The borrower called on XX/XX/XXXX stating the XXX was damaged; no other details provided. The borrower inquired if they could file a claim and the servicer transferred the call to the insurance department. No evidence of a claim being filed. No further evidence of borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower called on XX/XX/XXXX stating their XXX was damaged and inquired about filing a claim. The servicer advised they would need to speak with the insurance department and transferred the call. No reference to whether a claim was filed. No evidence of completed repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/16/2023
843200493	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrow stated that they received the final modification documents and will return them when they have their notary appointment. Loan modification was processed on XX/XX/XXXX. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/20/2023
843201442	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the servicer confirmed that the lender placed insurance policy was cancelled since the homeowner’s policy was received.  On XX/XX/XXXX, the authorized third party made a payment in the amount of $X.XX.  On XX/XX/XXXX, the borrower requested that the escrow analysis be sent via e-mail.  A payment was also promised during the call.  On XX/XX/XXXX, the homeowner called for the surplus check to be reissued.  On XX/XX/XXXX, the servicer advised that surplus funds are no longer available due to an increase in taxes and insurance premiums.  On XX/XX/XXXX, the customer stated that need information on a claim filed back in XXXX.  The agent advised that could contact loss draft to see if there is any information on the claim.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XX/XX/XXXX, the customer called for information on a claim filed in XXXX and was transferred to the loss draft department.  The damage and claim details were not indicated. There is no evidence any repairs were made.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: The property is located in a XXX disaster area declared on XX/XX/XXXX due to XXX per notes dated XX/XX/XXXX. A disaster inspection was returned on XX/XX/XXXX. No damage was reported.	05/31/2023	06/27/2023
843201044	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There have been a few contact attempts and skip tracing during the review period. There has not been any contact with the borrower during the review period as the loan is current and performing and all payments were received on time.	05/31/2023	06/13/2023
843200261	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The commentary provided was limited. No evidence of contact from XX/XX/XXXX through XX/XX/XXXX. The borrower inquired on XX/XX/XXXX about status of insurance payment. No further evidence of borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/08/2023
843201036	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the customer stated that is unable to set up automatic draft payments on the website.  The agent submitted a request to have the automatic draft form sent via mail.  On XX/XX/XXXX, the homeowner called about the statement showing that the interest rate is good till XX/XX/XXXX.  The agent confirmed that the step rate will change until caps at X.XX%. A payment for $X.XX was made during the call.  On XX/XX/XXXX, the borrower stated that the website is only showing the XXX tax form for XXXX.  The agent replied that needs to contact the prior servicer and confirmed that the account is current.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The servicer opened a claim due to claim funds being on file per notes dated XX/XX/XXXX.  The damage details and repair status were not indicated.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/27/2023
843202251	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX regarding homeowners insurance; stated that due to XXX issues that the home is not insurable. No evidence claim was filed or damages repaired. On XX/XX/XXXX borrower also stated she is exempt from property taxes and servicer requested email for proof of exemption. Borrower called XX/XX/XXXX to confirm exemption was received. Contact with borrower from  XX/XX/XXXX to XX/XX/XXXX was regarding tax removal from account. Tax exemption was processed on XX/XX/XXXX. Borrower called XX/XX/XXXX to delete scheduled payments. Borrower called XX/XX/XXXX regarding escrow analysis and new payment amount. Borrower called XX/XX/XXXX to confirm lender placed insurance is active on account. Borrower called XX/XX/XXXX to discuss payment and escrow analysis. Borrower called XX/XX/XXXX regarding lender paced insurance policy details. Borrower called XX/XX/XXXX regarding XXX and lender placed insurance. No evidence XXX repairs were completed. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  XXX damage noted on XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX borrower stated is unable to get insurance due to XXX issues. No evidence claim was filed or damages repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	05/24/2023
843201406	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower stated that they were impacted by XXX. The property had XXX damage and they need to pay for an electrician out of pocket. Prior to the storm the air conditioning unit broke down. The borrower is on a fixed income and a XX deferment was requested. On XX/XX/XXXX a XX month deferment was processed. There has been no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX as the loan has been performing. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the borrower stated that XXX damaged the XXX to the property and it is not covered by insurance. They were going to contact XXX to see if they could assist. Prior to the storm the air conditioning unit also broke down. There is no evidence that the unit was repaired or replaced. There is also no evidence that the XXX in the property was repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/08/2023
843201362	XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Commentary was limited during the review period. No evidence of contact prior to XX/XX/XXXX. The borrower called at that time to report a claim for XXX damages and advised they have a check for $X.XX. The borrower later called on XX/XX/XXXX for an update on the status of the claim funds. No further evidence of borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  Comments indicated XX prior bankruptcies filed: Case number XXX filed on XX/XX/XXXX, case number XXX filed on XX/XX/XXXX, and case number XXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower called on XX/XX/XXXX to report a claim for XXX damages and advised they have a check for $X.XX. Notes on XX/XX/XXXX indicated the claim check was received and claim was classified as stamp and go. The funds were released to the borrower on XX/XX/XXXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/16/2023
843201454	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the borrower reported a new claim due to XXX damage that occurred on XX/XX/XXXX.  The homeowner received a claim check for $X.XX and confirmed that repairs would be completed on the property.  The agent advised that needs the check and adjuster’s report.   There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A stamp-and-go claim was filed for XXX damage that occurred on XX/XX/XXXX.  All claim funds totaling $X.XX were endorsed and released on XX/XX/XXXX.  The damage details and repair status were not indicated.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/08/2023
843201526	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XX/XX/XXXX the borrower called to request the insurance information so they could file a claim for property damage. As of XX/XX/XXXX there was no evidence that a claim was approved or that the repairs were made.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There has been no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX as the loan has been performing. On XX/XX/XXXX the borrower called to request insurance information so they could file a claim for property damage. There was one skip tracing attempt on XX/XX/XXXX and no other contact attempts. No other detrimental issues were noted. The loan is currently performing.	05/31/2023	06/29/2023
843201315	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Property was in XXX disaster are for XXX declared on XX/XX/XXXX. Borrower called on XX/XX/XXXX to file claim for damages from XXX. There was damage to XXX. Claim funds received XX/XX/XXXX in the amount of $X.XX. Funds released to borrower stamp and go on XX/XX/XXXX. No evidence of final inspection or work receipts to verify repairs completed. Borrower called XX/XX/XXXX regarding insurance forms for new policy. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim filed XX/XX/XXXX for XXX damages. There was damage to XXX. Claim funds received XX/XX/XXXX in the amount of $X.XX. Funds released to borrower stamp and go on XX/XX/XXXX. No evidence of final inspection or work receipts to verify repairs completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/13/2023
843202296	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX a third party called to report a claim. The call was transferred. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the inspection completed reported rXXX damage. Also noted a XXX is on the XXX. The property is occupied, and no claim was opened. On XX/XX/XXXX a third party called to report a claim for unspecified damage with no loss date provided. No claim information was received or repair status provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: The property was located in a XXX disaster area due to XXX as noted on XX/XX/XXXX. Damage was reported.	05/31/2023	06/14/2023
843201378	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there was XX attempt to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. Contact on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX,XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX,XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX were regarding payments. There was no further contact with the borrower. The loan has been performing throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Insurance funds were received on XX/XX/XXXX in the amount of $X.XX for unknown damage to the property. The check was endorsed and released to the borrower on XX/XX/XXXX. No further details were provided and there is no evidence of completed repairs.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/22/2023
843201445	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX regarding property tax payment. Borrower called XX/XX/XXXX to confirm insurance was paid. Borrower called XX/XX/XXXX regarding refund check. Servicer advised this was refund from escrow analysis. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/08/2023
843201423	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, authorized third party requested to have bank information changed in order to make a payment. Attempted to assist third party with online change but the borrower stated that it wasn't giving them the option and third party stated that they will call back to make the payment. On XX/XX/XXXX, authorized third party wanted to make sure that the payment made on XX/XX/XXXX was not reflected so they made the payment again. Third party wanted to make sure that they were not being charged twice. Authorized third party stated that the borrower passed away and when asked if they have sent in executorship documents and third party stated that they sent all the documents when the loan was service transferred. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: Property was impacted by XX disaster of XXX, disaster XXX, as declared on XX/XX/XXXX. No damage was noted.	05/31/2023	07/03/2023
843200580	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Comments were limited for the review period. No evidence of contact prior to XX/XX/XXXX. On XX/XX/XXXX the called asking for the year end statement and inquired about making payments. The borrower called on XX/XX/XXXX and confirmed the loan was due for XX/XX/XXXX. No further evidence of borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	05/11/2023
843200275	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the customer confirmed the curtailment of income due to unemployment hardship has been resolved.  A trial payment for $X.XX was made.   The agent advised that needs to continue making all the trial payment until receives the final modification agreement.  On XX/XX/XXXX, the homeowner called to confirm if needs to sign any other documents for the modification.  The agent confirmed that received all the documents and to continue making the payments.  On XX/XX/XXXX, the borrower advised that missed the trial payment due to a misunderstanding.  On XX/XX/XXXX, the servicer advised that the trial plan was rejected due to non-payment and that would need to start all over if wants to modify the loan.  On XX/XX/XXXX, the customer stated that is back to working full time and provided verbal financials to be reviewed for an informal repayment plan.  The homeowner agreed to make the down payment of $X.XX on XX/XX/XXXX to set up the repayment plan.  On XX/XX/XXXX, the servicer provided the repayment plan terms since the hardship has been resolved.  The repayment plan will end in XXX.  The XXX payment for $X.XX was made during the call.  On XX/XX/XXXX, the homeowner cited excessive obligations, unemployment, and illness of the customer as the reasons for the delinquency.   A payment of $X.XX was made during the call.  On XX/XX/XXXX, the customer stated that was out of work a time; but is working now.   The last payment for $X.XX was made on the repayment plan.  The borrower wanted to change the due date; but was informed that would need to refinance the loan.  On XX/XX/XXXX, the homeowner requested a call back from a specific representative to discuss the repayment plan.  From XX/XX/XXXX to XX/XX/XXXX, the borrower called monthly to make a payment with a representative’s assistance.    On XX/XX/XXXX, the borrower made a payment with the assistance of an agent.  Owner occupancy was verified.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	04/13/2023
843200340	XXXX	XXXX	XXXX	2	[2] Occupancy - Tenant Occupied [1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Death certificate for borrower received XX/XX/XXXX. Authorized third party called XX/XX/XXXX to discuss insurance on property. Authorized third party called XX/XX/XXXX regarding insurance. Authorized third party called to make payment on account. Authorized third party called XX/XX/XXXX to make payment on account. Borrower stated this property is rental property and declined to set up automatic payments. Property was in XXX disaster area for XXX noted on XX/XX/XXXX. No evidence of damages. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	04/17/2023
843201385	XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  From XX/XX/XXXX to XX/XX/XXXX, the borrower called and scheduled monthly installments with an agent.  On XX/XX/XXXX, the borrower called and scheduled three payments for $X.XX for XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX.  There was no additional contact.  The loan is performing under a Chapter XX bankruptcy case.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  A Chapter XX bankruptcy (case #XXX) field on XX/XX/XXXX was discharged without reaffirmation on XX/XX/XXXX per notes dated XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/16/2023
843200744	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the third party called for total amount due. Also stated borrower passed in XXX. On XX/XX/XXXX- XX/XX/XXXX the third party called to discuss the account status and successor in interest information needed. Also requested assumption/modification documents. On XX/XX/XXXX the third party called to confirm ways to make payments. Also promised a payment. On XX/XX/XXXX the third party called to discuss the insurance policy. On XX/XX/XXXX the third party stated sent a certified check for the payment. On XX/XX/XXXX the third party called in to discuss the payment confirmation and auto draft. On XX/XX/XXXX the third party called to cancel payments scheduled for XX/XX and XX/XX. On XX/XX/XXXX-XX/XX/XXXX the third party called to discuss the payment and pending modification.  On XX/XX/XXXX the borrower called to discuss the loan modification and force placed insurance. On XX/XX/XXXX – XX/XX/XXXX the third party called to discuss the payment. On XX/XX/XXXX the third party called to discuss the payment amount and loan status. On XX/XX/XXXX- XX/XX/XXXX the third party stated had sent in new insurance declaration page. On XX/XX/XXXX the third party called and made a payment. On XX/XX/XXXX the third party called to discuss the escrow. On XX/XX/XXXX-XX/XX/XXXX third party called to make payment and had general questions. On XX/XX/XXXX third party called for XXX number. On XX/XX/XXXX third party made a payment. On XX/XX/XXXX-XX/XX/XXXX third party called to discuss payment applications. On XX/XX/XXXX third party requested a payoff. On XX/XX/XXXX- XX/XX/XXXX the borrower called the loan status. No further contact noted. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	04/11/2023
843200549	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: During the review period, there were XX contact attempts and no contact with the borrower. Loan is performing and next due for XX/XX/XXXX.	05/31/2023	06/30/2023
843201702	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There has been no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX as the loan was performing. There were no skip tracing efforts or outbound contact attempts. There was a prior Chapter XX bankruptcy (Case#XXX) that was discharged on XX/XX/XXXX. No other detrimental issues were noted. The loan is currently performing.	05/31/2023	03/14/2023
843200297	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[3] Loan has evidence of title issue(s).

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the co-borrower called to discuss the account status and stated that the borrower has dementia and was unaware of the account status. A modification was discussed but the loan was already modified less than XXX prior. A reinstatement and repayment plan were discussed. On XX/XX/XXXX the co-borrower called with a third party to request a reinstatement quote. On XX/XX/XXXX The co-borrower gave verbal authorization for their family member to reinstate the account. A payment was made in the amount of $X.XX. On XX/XX/XXXX the co-borrower called to confirm that the payment was received. The reason for default was due to the illness of the primary borrower. On XX/XX/XXXX the co-borrower called to make a payment. On XX/XX/XXXX the co-borrower called to update the phone number and put a password on to protect the account. They made a promise to send the death certificate. On XX/XX/XXXX the borrower called to make a payment but didn't have the account information readily available. On XX/XX/XXXX the co-borrower called with a third party to confirm that the payment was received. On XX/XX/XXXX the co-borrower called to advise that the borrower is deceased and was provided with instructions on what documents to send in. On XX/XX/XXXX the co-borrower called with a third party to make a payment. On XX/XX/XXXX the borrower called to make a payment but it was declined due to the account being frozen. On XX/XX/XXXX the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX the co-borrower called with a third party to discuss the account. On XX/XX/XXXX the co-borrower called for assistance with the online account and stated that they had fraud on their bank account. They requested that the banking information be updated. On XX/XX/XXXX the co-borrower called to advise that the borrower had passed away and had questions about the deed and account. On XX/XX/XXXX the borrower called to find out why they are being charged for lender placed insurance when they have had their own insurance since XX/XXXX. The agent advised that since the account was updated, they should be receiving a refund. On XX/XX/XXXX the co-borrower called to confirm that the borrower's death certificate was received. The agent advised that they sent the birth certificate in error and they need to send the death certificate. A payment was scheduled in the amount of $X.XX. On XX/XX/XXXX the co-borrower called to make a payment and agreed to setup payments. The loan is currently performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  The comments on XX/XX/XXXX indicate that there is an XXX lien on title. No resolution efforts were noted.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/27/2023
843202128	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called to discuss a delinquent tax bill they received. On XX/XX/XXXX the borrower called due tot he property taxes not being paid. The tax department advised that the tax line is open and instructed the borrower to call back on XXX. On XX/XX/XXXX the borrower called to advise that the taxes for the mobile home were not paid. The call was transferred to the tax department. On XX/XX/XXXX the borrower had questions regarding the taxes on the property. On XX/XX/XXXX the borrower called to advise that they no longer want the account to be escrowed. The agent instructed the borrower to send a letter stating that they want to cancel escrows. On XX/XX/XXXX the borrower called to make a payment in the amount of $X.XX and requested that a new escrow analysis be performed. On XX/XX/XXXX the borrower called to request an escrow refund in the amount of $X.XX. A copy of the adjustable rate mortgage was also sent to the borrower. On XX/XX/XXXX the borrower called to speak to the loss draft department in regards to having an insurance claim check endorsed. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	04/07/2023
843201231	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to cancel automatic payments on account. Borrower called XX/XX/XXXX and XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. On XX/XX/XXXX borrower called to file claim for damages and made payment on account. Borrower called XX/XX/XXXX regarding payment increase. Claim filed for unspecified damages on XX/XX/XXXX. Claim funds received XX/XX/XXXX in the amount of $X.XX and released stamp and go to borrower on XX/XX/XXXX. No evidence of inspection or work receipts to verify repairs completed. Borrower called XX/XX/XXXX and XX/XX/XXXX. regarding claim check. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX regarding homeowners insurance. Borrower called XX/XX/XXXX to make payment. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Claim filed for unspecified damages on XX/XX/XXXX. Claim funds received XX/XX/XXXX in the amount of $X.XX and released stamp and go to borrower on XX/XX/XXXX. No evidence of inspection or work receipts to verify repairs completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	05/22/2023
843202374	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There has been no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. There have been no outbound contact attempts or skip tracing efforts. The comments on XX/XX/XXXX indicate that a loss draft claim was filed for XXX that occurred on XX/XX/XXXX. A claim check was received in the amount of X.XX. The claim was classified as non-monitored, endorse and release. The claim funds were mailed to the borrower on XX/XX/XXXX and the claim was closed. No other detrimental issues were noted. The loan is currently performing.	05/31/2023	05/10/2023
843201565	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Comments were limited. Commentary dating back to XX/XX/XXXX indicated the borrower is deceased.  No evidence of contact prior to XX/XX/XXXX. Third party called at that time to confirm they were appointed as the successor for the account. The successor called on XX/XX/XXXX to have the lender insurance cancelled. No further evidence of contact. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/08/2023
843201324	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the servicer confirmed receipt of the insurance policy and updated the information on file.  On XX/XX/XXXX, the borrower called regarding an outstanding insurance claim and inquired if the servicer had received a check.  The call was transferred to the loss draft department.  On XX/XX/XXXX, the borrower called to submit new information since the old insurance carrier went out of business.  The servicer confirmed that the new policy information has been updated.  The homeowner needs further information for the claim put in and the check never received.  The agent provided the loss draft department number and transferred the call.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A XXX inspection reported XXX damage caused by XXXper notes dated XX/XX/XXXX.  On XX/XX/XXXX, the borrower called regarding an outstanding insurance claim and inquired if the servicer had received a check.  The call was transferred to the loss draft department.  More information is required for the insurance claim and check which was never received per notes dated XX/XX/XXXX.  There is no indication if the servicer received the check.   The damage details and repair status were not indicated.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: The property was located in a XXX disaster area declared on XX/XX/XXXX due to XXX per notes dated XX/XX/XXXX. The XXX disaster inspection reported that XXX damage was found per notes dated XX/XX/XXXX.	05/31/2023	06/30/2023
843202388	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of repair

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the servicer inquired if the borrower was ready for an inspection.  From XX/XX/XXXX to XX/XX/XXXX, the customer discussed the process to have more claim funds released.  From XX/XX/XXXX to XX/XX/XXXX, the insurance claim status was discussed.  On XX/XX/XXXX, the servicer advised that needs a letter clarifying the borrower’s home building experience as well as a copy of the license.  On XX/XX/XXXX, the servicer confirmed received the letter requesting self-repair which will be submitted for approval.  On XX/XX/XXXX, the homeowner was provided the maturity date of XX/XX/XXXX.  The customer discussed paying off, refinancing and/ or modifying the loan.  The customer inquired about self-repair and removed the deceased spouse’s name from the claim checks.  On XX/XX/XXXX, the borrower discussed the status of the next draw check for the insurance claim.  On XX/XX/XXXX, the customer stated that already mailed the payment and verified that sent the death certificate for the co-borrower.  On XX/XX/XXXX, the homeowner discussed the insurance claim status and verified that mailed a payment on XX/XX/XXXX for $X.XX.  On XX/XX/XXXX, the borrower stated that mailed the payment.  Owner occupancy was verified.  There was no additional contact.  The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A claim was filed for XXX damage that occurred on XX/XX/XXXX.  Claim funds totaling $X.XX were deposited as of XX/XX/XXXX.  XXX are pending being repaired as well as the XXX,  per notes dated XX/XX/XXXX.  An inspection reported that repairs were XX% completed per notes dated XX/XX/XXXX.  The homeowner has repaired all the XXX except for XXX.  XXX has been completed.  A draw check for $X.XX was released on XX/XX/XXXX to the borrower only allowing for self-repair.  The remaining balance of claim funds is $X.XX per notes dated XX/XX/XXXX.  The repairs are still in progress per notes dated XX/XX/XXXX.  The release of the next draw is pending a document from the borrower / contractor / carrier as of the review date.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	05/12/2023
843200184	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the homeowner requested assistance due to the XXX.     The customer stated that is working with an insurance inspector to get a XXX survey that should be completed this weekend.  The homeowner is living in the property; but is not able to make a payment this month.  The borrower needs a deferment and should be able to resume payments thereafter.  On XX/XX/XXXX, the homeowner called regarding the deferment.  The agent confirmed it had been processed and the loan is not due until XXX.  On XX/XX/XXXX, a payment for $X.XX was made.  On XX/XX/XXXX, the servicer advised that the payment dated XX/XX/XXXX was returned for insufficient funds.  A replacement payment for $X.XX was set up with the agent.  On XX/XX/XXXX, a payment for $X.XX was made.  On XX/XX/XXXX, the borrower promised to make a payment.  There is no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A claim was filed for XXX damage sustained by XXX per notes dated XX/XX/XXXX.  However, the borrower also stated that the claim is pending a XXX survey.  There is no evidence of a claim decision or any repairs taking place.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: The property is located in a XX disaster area declared on XX/XX/XXXX due to XXX per notes dated XX/XX/XXXX. The damages are included in an active insurance claim.	05/31/2023	06/27/2023
843200449	XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower through chat discussed making a principal payment. On XX/XX/XXXX the borrower called and made a payment. On XX/XX/XXXX the borrower called and made a payment. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss the insurance bill received. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX contact made with the borrower who made a payment. On XX/XX/XXXX contact made with the borrower who stated will make the payment within the grace period. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX contact made with the borrower who promised a payment. On XX/XX/XXXX contact made with the borrower who scheduled a payment. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  Prior chapter XX case #XXX was discharged on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  The date not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/23/2023
843202376	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower and advised makes payments on the XXth. On XX/XX/XXXX the borrower called and requested the calls stop and to remove the modification reporting. No contact from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX a claim for XXX with the loss date of XX/XX/XXXX funds of $X.XX were endorsed and mailed to the borrower. No final inspection was needed. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX contact was made and was advised the payment to be made by the XXth. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	05/11/2023
843200982	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX regarding billing statements. Servicer updated mailing address. Borrower called XX/XX/XXXX regarding payment increase. Borrower called XX/XX/XXXX regarding insurance letter. Servicer advised to send in condo policy. Borrower called XX/XX/XXXX to  XX/XX/XXXX to confirm proof of insurance was received. Borrower called XX/XX/XXXX regarding payment increase. Servicer advised new escrow analysis is pending as lender insurance was removed. Borrower called XX/XX/XXXX regarding cancellation letter. Servicer advised this was for lender policy cancellation. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/08/2023
843200989	XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX regarding payment history and additional principal payments. Borrower called XX/XX/XXXX and requested copy of verification of mortgage. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is release from stay granted.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  Relief granted at confirmation of plan on XX/XX/XXXX. Prior Chapter XX BK #XXX discharged XX/XX/XXXX. Prior Chapter XX BK #XXX discharged XX/XX/XXXX. Prior Chapter XX BK #XXX discharged XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/16/2023
843201818	XXXX	XXXX	XXXX	2	[2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed insurance claim and was advised of process. Borrower was advised of documents still needed for claim. Borrower stated that they have not received and insurance estimate yet. There was no further contact with the borrower. Loan is in an active bankruptcy, performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Debtor's plan was filed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: Water damage was noted with date of loss of XX/XX/XXXX. Claim was closed on XX/XX/XXXX due to claim being endorsed and released and damage was deemed resolved.	05/31/2023	05/18/2023
843200829	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged with Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called to report a new loss draft claim for XXX. they received a claim check in the amount of $X.XX and wanted to know the process.  On XX/XX/XXXX the co-borrower called to check on the status of a claim . On XX/XX/XXXX the borrower called for a draw status and stated that the repairs are XX% complete. . The agent advised that an inspection is required. On XX/XX/XXXX the borrower called to check on the status of the final inspection and agreed to schedule a payment on XX/XX/XXXX in the amount of $X.XX . There was no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the final draw in the amount of $X.XX was sent to the borrower. There is a XX% completion inspection on file. The claim was closed. On XX/XX/XXXX an outbound call was made to the borrower to collect a payment. The borrower stated that the payment was already made. There has been no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	06/30/2023
843200794	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called for account status. Servicer advised modification was denied. On 0XX/XX/XXXX servicer called borrower and advised final modification was approved and final agreement will be sent. Loan was approved for modification as loan matured. Borrower called XX/XX/XXXX to confirm loan type. Servicer advised is conventional loan. Borrower stated will send in corrected modification agreement. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to confirm payment amount. Authorized third party called XX/XX/XXXX for account status. Servicer advised modification was completed and account is current. Borrower called XX/XX/XXXX for assistance with online account. Property was in XXX disaster area XXX on XX/XX/XXXX, no evidence of damages. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	05/31/2023	07/02/2023